Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on April 15, 2024

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1454	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1456	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Attention:  Kevin Wolf

 (Address of Principal Executive Offices) (Zip Code)

(631)490-4300

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	Timothy Burdick Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474 (631) 470-2649

 Approximate Date of Proposed Public Offering: As Soon As Practical, After Effectiveness of Registration Statement

It is proposed that this filing will become effective (check appropriate box):

( )        immediately upon filing pursuant to paragraph (b).

( )        on (February 28, 2024) pursuant to paragraph (b).

( )        60 days after filing pursuant to paragraph (a)(1).

( )        on (date) pursuant to paragraph (a)(1).

( X )    75 days after filing pursuant to paragraph (a)(2).

( )        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Ocean Park Domestic ETF

DUKQ

Ocean Park International ETF

DUKX

Ocean Park Diversified Income ETF

DUKZ

Ocean Park High Income ETF

DUKH

each a series of Northern Lights Fund Trust

[ ], 2024

Advised by:

Ocean Park Asset Management, LLC

3420 Ocean Park Boulevard

Suite 3060

Santa Monica, CA 90405

The prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

[DUKQ and DUKZ are listed and traded on NYSE Arca. DUKX and DUKH are listed and traded on NASDAQ.]

TABLE OF CONTENTS

FUND SUMMARIES	1

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS	6
Investment Objectives	6
Principal Investment Strategies	6
Principal Investment Risks	7
Temporary Investments	8
Portfolio Holdings Disclosure	8
Cybersecurity	8
MANAGEMENT	9
Investment Adviser and Sub-Adviser	9
Investment Adviser Portfolio Managers	9
HOW SHARES ARE PRICED	12
HOW TO PURCHASE SHARES	13

HOW TO REDEEM SHARES	18

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	20
FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES	21
DISTRIBUTION OF SHARES	22
Distributor	22
Distribution Fees	22
Additional Compensation to Financial Intermediaries	22
Householding	22
FINANCIAL HIGHLIGHTS	23
PRIVACY NOTICE	30

FUND SUMMARY – OCEAN PARK DOMESTIC ETF

Investment Objectives: The Fund seeks long-term total return while limiting the impact of broad US equity market drawdowns.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses (1)	0.[ ]%
Acquired Fund Fees and Expenses (1)(2)	0.10%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Reimbursement (3)	0.[ ]%
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement	[ ]%

(1)	Based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(3)	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2026 so that the total annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 0.88% of its average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits (after taking into account the recoupment amount). This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Adviser’s fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated US equity ETFs (“Underlying ETFs”) and cash equivalents. Underlying ETFs may invest in U.S. equities of any market capitalization.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

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The Fund’s investment adviser, Ocean Park Asset Management, LLC (the “Adviser”), employs a proprietary trend following strategy that utilizes banded moving averages to generate buy and sell signals for Underlying ETFs. A “Buy signal”, which identifies a potential uptrend for an Underlying ETF candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. Each Underlying ETF candidate has its own upper and lower band, which are related to its historical volatility and are offset above and below a short-term exponential moving average. The Adviser uses quantitative analysis to determine which Underlying ETFs candidates exhibiting buy signals are most attractive for purchase. The Fund has no limits or constraints on the number or type of Underlying ETFs in which it can invest.

An Underlying ETF is sold when a security’s price falls below the recent high of its lower band (a “Sell signal”), with the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be used to buy an alternative Underlying ETF or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, short term bond ETFs, U.S. Treasury bills, and money market funds. An Underlying ETF may also be sold if the Adviser identifies a more attractive Underlying ETF to buy.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

  Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
  Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.
  Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.
  Small and Mid-Capitalization Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.
  Large Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
    Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
    Trading Issues. Trading in Fund shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.
    Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
  Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other
2

Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.
•	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.

•	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

•	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

•	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other funds that invest directly in securities. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

•	Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser : Ocean Park Asset Management, LLC (the “Adviser”) is the Fund’s investment adviser.

Trading Sub-Adviser: Exchange Traded Concepts, LLC is the Fund’s trading sub-adviser.

Investment Adviser Portfolio Managers : Kenneth L. Sleeper, MBA, PhD, Managing Director, Ryan Harder, CFA, Chief Investment Strategist and James St. Aubin, CFA, CAIA, are portfolio managers of the Fund. Each portfolio manager has served the Fund as portfolio manager since it commenced operations in [ ] 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Because the Fund has only recently commenced investment operations, no information on the Fund’s net asset value, market price, premiums and discounts and bid-asks spreads is presented at this time. In the future, this information will be presented in this section of the Prospectus and on the Fund’s website at [ ].

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains

3

tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k). However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

FUND SUMMARY – OCEAN PARK INTERNATIONAL ETF

Investment Objectives: The Fund seeks long-term total return while limiting the impact of broad international equity market drawdowns.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses (1)	0.[ ]%
Acquired Fund Fees and Expenses (1)(2)	0.11%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Reimbursement (3)	0.[ ]%
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement	[ ]%

(1)	Based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(3)	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2026 so that the total annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 0.88% of its average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits (after taking into account the recoupment amount). This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Adviser’s fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies : The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated international equity ETFs (“Underlying ETFs”) and cash equivalents. Underlying ETFs may invest in developed international and emerging markets equities of any capitalization. The Fund will invest up to 50% of its assets in Underlying ETFs that principally invest in emerging market equity issuers. The Fund considers emerging market equity issuers to be those located in countries represented in the Morningstar Emerging Markets Index.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

5

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund’s investment adviser, Ocean Park Asset Management, LLC (the “Adviser”), employs a proprietary trend following strategy that utilizes banded moving averages to generate buy and sell signals for Underlying ETFs. A “Buy signal”, which identifies a potential uptrend for an Underlying ETF candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. Each Underlying ETF candidate has its own upper and lower band, which are related to its historical volatility and are offset above and below a short-term exponential moving average. The Adviser uses quantitative analysis to determine which Underlying ETFs candidates exhibiting buy signals are most attractive for purchase. The Fund has no limits or constraints on the number or type of Underlying ETFs in which it can invest.

An Underlying ETF is sold when a security’s price falls below the recent high of its lower band (a “Sell signal”), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be used to buy an alternative Underlying ETF or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, short term bond ETFs, U.S. Treasury bills, and money market funds. An Underlying ETF may also be sold if the Adviser identifies a more attractive Underlying ETF to buy.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

  Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
  Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.
  Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.
  Small and Mid-Capitalization Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.
  Large Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any underlying Equity Funds that invest in such securities.
  Emerging Market Risk. Underlying Equity Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.
  ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
    Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
6

    Trading Issues. Trading in Fund shares on the NASDAQ (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.
    Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
  Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.
  Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.
  Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
  Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.
  Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other funds that invest directly in securities. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.
  Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser : Ocean Park Asset Management, LLC (the “Adviser”) is the Fund’s investment adviser.

Trading Sub-Adviser: Exchange Traded Concepts, LLC is the Fund’s trading sub-adviser.

Investment Adviser Portfolio Managers : Kenneth L. Sleeper, MBA, PhD, Managing Director, Ryan Harder, CFA, Chief Investment Strategist and James St. Aubin, CFA, CAIA are portfolio managers of the Fund. Each portfolio manager has

7

served the Fund as portfolio manager since it commenced operations in [ ] 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Because the Fund has only recently commenced investment operations, no information on the Fund’s net asset value, market price, premiums and discounts and bid-asks spreads is presented at this time. In the future, this information will be presented in this section of the Prospectus and on the Fund’s website at [ ].

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k). However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

FUND SUMMARY – OCEAN PARK DIVERSIFIED INCOME ETF

Investment Objectives: The Fund seeks long-term total return while limiting the impact of broad bond market drawdowns.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses (1)	0.[ ]%
Acquired Fund Fees and Expenses (1)(2)	0.21%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Reimbursement (3)	0.[ ]%
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement	[ ]%

(1)	Based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(3)	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2026 so that the total annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 0.78% of its average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits (after taking into account the recoupment amount). This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Adviser’s fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies : The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between higher yielding ETFs (“Underlying ETFs”) and cash equivalents. Underlying ETFs may invest in Treasury bonds, investment grade corporate and municipal bonds, high yield (commonly known as “junk” bonds) corporate and municipal bonds, mortgage-backed securities, international bonds, emerging market bonds, convertible bonds, preferred stocks and bank loans.  Underlying ETFs may invest in issues of any duration or maturity.  The Fund may invest up to 50% of its assets in high yield ETFs.  The Fund considers Underlying ETFs which principally invest in non-investment grade issues to be high yield ETFs. The Fund considers emerging market issuers to be those located in countries represented in the Morningstar Emerging Markets Index.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

9

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund’s investment adviser, Ocean Park Asset Management, LLC (the “Adviser”), employs a proprietary trend following strategy that utilizes banded moving averages to generate buy and sell signals for Underlying ETFs. A “Buy signal”, which identifies a potential uptrend for an Underlying ETF candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. Each Underlying ETF candidate has its own upper and lower band, which are related to its historical volatility and are offset above and below a short-term exponential moving average. The Adviser uses quantitative analysis to determine which Underlying ETFs candidates exhibiting buy signals are most attractive for purchase. The Fund has no limits or constraints on the number or type of Underlying ETFs in which it can invest.

An Underlying ETF is sold when a security’s price falls below the recent high of its lower band (a “Sell signal”), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be used to buy an alternative Underlying ETF or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, short term bond ETFs, U.S. Treasury bills, and money market funds. An Underlying ETF may also be sold if the Adviser identifies a more attractive Underlying ETF to buy.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

  Credit Risk. Issuers of debt securities may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund or an underlying Income Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by S&P or another credit rating agency.
  Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations than other fixed income securities and their exposure will generally be limited to the period of time until the interest rate on the security is reset.
  High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Income Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Income Fund’s share price, potentially resulting in losses for the Fund.
  Municipal Bond Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed.
  Mortgage-Backed Security Risk. When the Fund has investment exposure to mortgage-backed securities through an Income Fund, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities, resulting in losses for the Income Fund.
  Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash at a time that may be unfavorable to a Fund.
10

  Bank Loan Risk. The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are invested in floating rate debt securities. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt securities in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.
  Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred security. Preferred securities are also subject to credit risk, which is the possibility that an issuer of a preferred security will fail to make its dividend payments.
  Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.
  Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any underlying Income Funds that invest in such securities.
  Emerging Market Risk. Underlying Income Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.
  ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
    Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
    Trading Issues. Trading in Fund shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.
    Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
  Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.
  Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.
  Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers
11

in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

  Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.
  Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other funds that invest directly in securities. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.
  Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser : Ocean Park Asset Management, LLC (the “Adviser”) is the Fund’s investment adviser.

Trading Sub-Adviser: Exchange Traded Concepts, LLC is the Fund’s trading sub-adviser.

Investment Adviser Portfolio Managers : Kenneth L. Sleeper, MBA, PhD, Managing Director, Ryan Harder, CFA, Chief Investment Strategist and James St. Aubin, CFA, CAIA are portfolio managers of the Fund. Each portfolio manager has served the Fund as portfolio manager since it commenced operations in [ ] 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Because the Fund has only recently commenced investment operations, no information on the Fund’s net asset value, market price, premiums and discounts and bid-asks spreads is presented at this time. In the future, this information will be presented in this section of the Prospectus and on the Fund’s website at [ ].

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k). However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

FUND SUMMARY – OCEAN PARK HIGH INCOME ETF

Investment Objectives: The Fund seeks long-term total return while limiting the impact of broad bond market drawdowns.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses (1)	0.[ ]%
Acquired Fund Fees and Expenses (1)(2)	0.29%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and Reimbursement (3)	0.[ ]%
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement	[ ]%

(1)	Based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(3)	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2026 so that the total annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 0.78% of its average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits (after taking into account the recoupment amount). This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Adviser’s fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated higher yield bond ETFs, emerging market bond ETFs, preferred stock ETFs and bank loan ETFs (“Underlying ETFs”) and cash equivalents. Underlying ETFs may invest in high yield corporate and municipal bonds, emerging market bonds, preferred stock and bank loans. Underlying ETFs may invest in issues of any duration or maturity.  The Fund may invest up to 50% of its assets in high yield ETFs.  The Fund considers Underlying ETFs which principally invest in non-investment grade issues to be high yield ETFs. The Fund considers emerging market issuers to be those located in countries represented in the Morningstar Emerging Markets Index.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

13

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund’s investment adviser, Ocean Park Asset Management, LLC (the “Adviser”), employs a proprietary trend following strategy that utilizes banded moving averages to generate buy and sell signals for Underlying ETFs. A “Buy signal”, which identifies a potential uptrend for an Underlying ETF candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. Each Underlying ETF candidate has its own upper and lower band, which are related to its historical volatility and are offset above and below a short-term exponential moving average. The Adviser uses quantitative analysis to determine which Underlying ETFs candidates exhibiting buy signals are most attractive for purchase. The Fund has no limits or constraints on the number or type of Underlying ETFs in which it can invest.

An Underlying ETF is sold when a security’s price falls below the recent high of its lower band (a “Sell signal”), the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be used to buy an alternative Underlying ETF or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, short term bond ETFs, U.S. Treasury bills, and money market funds. An Underlying ETF may also be sold if the Adviser identifies a more attractive Underlying ETF to buy.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

  Credit Risk. Issuers of debt securities may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund or an underlying Income Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by S&P or another credit rating agency.
  Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations than other fixed income securities and their exposure will generally be limited to the period of time until the interest rate on the security is reset.
  High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Income Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Income Fund’s share price, potentially resulting in losses for the Fund.
  Municipal Bond Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed.
  Bank Loan Risk. The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are invested in floating rate debt securities. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt securities in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.
  Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred security. Preferred securities are also subject to credit risk, which is the possibility that an issuer of a preferred security will fail to make its dividend payments.
  Treasury Securities Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities.
14

Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.

  Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any underlying Income Funds that invest in such securities.
  Emerging Market Risk. Underlying Equity Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.
  ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
    Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
    Trading Issues. Trading in Fund shares on the NASDAQ (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.
    Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
  Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.
  Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.
  Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate-change and climate-related events, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
  Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.
  Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other funds that invest directly in securities. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to
15

brokerage and other trading costs, which could result in greater expenses to the Fund.

  Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser : Ocean Park Asset Management, LLC (the “Adviser”) is the Fund’s investment adviser.

Trading Sub-Adviser: Exchange Traded Concepts, LLC is the Fund’s trading sub-adviser.

Investment Adviser Portfolio Managers : Kenneth L. Sleeper, MBA, PhD, Managing Director, Ryan Harder, CFA, Chief Investment Strategist and James St. Aubin, CFA, CAIA are portfolio managers of the Fund. Each portfolio manager has served the Fund as portfolio manager since it commenced operations in [ ] 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Because the Fund has only recently commenced investment operations, no information on the Fund’s net asset value, market price, premiums and discounts and bid-asks spreads is presented at this time. In the future, this information will be presented in this section of the Prospectus and on the Fund’s website at [ ].

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k). However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives

Fund	Investment Objective
Ocean Park Domestic ETF	The Fund seeks long-term total return while limiting the impact of broad US equity market drawdowns.
Ocean Park International ETF	The Fund seeks long-term total return while limiting the impact of broad international equity market drawdowns.
Ocean Park Diversified Income ETF	The Fund seeks long-term total return while limiting the impact of broad bond market drawdowns.
Ocean Park High Income ETF	The Fund seeks long-term total return while limiting the impact of broad bond market drawdowns.

Each Fund’s investment objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days written notice.

Principal Investment Strategies

Ocean Park Domestic ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated US equity ETFs (“Underlying ETFs”) and cash equivalents. Underlying ETFs may invest in U.S. equities of any market capitalization.

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

Ocean Park International ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated international equity ETFs (“Underlying ETFs”) and cash equivalents. Underlying ETFs may invest in developed international and emerging markets equities of any capitalization. The Fund will invest up to 50% of its assets in Underlying ETFs that principally invest in emerging market equity issuers. The Fund considers emerging market equity issuers to be those located in countries represented in the Morningstar Emerging Markets Index.

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

Ocean Park Diversified Income ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated bond ETFs, preferred stock ETFs and bank loan ETFs (“Underlying ETFs”) and cash equivalents. Underlying ETFs may invest in Treasury bonds, investment grade corporate and municipal bonds, high yield (commonly known as “junk” bonds) corporate and municipal bonds, mortgage-backed securities, international bonds, emerging market bonds, convertible bonds, preferred stocks and bank loans.  Underlying ETFs may invest in issues of any duration or maturity.  The Fund may invest up to 50% of its assets in high yield ETFs.  The Fund considers Underlying ETFs which principally invest in non-investment grade issues to be high yield ETFs. The Fund considers emerging market

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issuers to be those located in countries represented in the Morningstar Emerging Markets Index.

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

Ocean Park High Income ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by tactically allocating the Fund’s assets between unaffiliated higher yield bond ETFs, emerging market bond ETFs, preferred stock ETFs and bank loan ETFs (“Underlying ETFs”) and cash equivalents. Underlying ETFs may invest in high yield corporate and municipal bonds, emerging market bonds, preferred stock and bank loans. Underlying ETFs may invest in issues of any duration or maturity.  The Fund may invest up to 50% of its assets in high yield ETFs.  The Fund considers Underlying ETFs which principally invest in non-investment grade issues to be high yield ETFs. The Fund considers emerging market issuers to be those located in countries represented in the Morningstar Emerging Markets Index.

Under normal market conditions, the Fund expects to invest substantially all of its assets in Underlying ETFs. At times, the Fund may be fully or partially invested in cash equivalents. The Fund may also engage in securities lending of its portfolio securities.

The Fund uses a “fund of funds” approach and may engage in frequent trading.

Adviser’s Investment Process

The Adviser employs a proprietary trend following strategy that utilizes banded moving averages to generate buy and sell signals for Underlying ETFs. A “Buy signal”, which identifies a potential uptrend for an Underlying ETF candidate, is determined by a security’s price rising above both the recent low of its upper band and a secondary moving average. Each Underlying ETF candidate has its own upper and lower band, which are related to its historical volatility and are offset above and below a short-term exponential moving average. The Adviser uses quantitative analysis to determine which Underlying ETFs candidates exhibiting buy signals are most attractive for purchase. The Fund has no limits or constraints on the number or type of Underlying ETFs in which it can invest.

An Underlying ETF is sold when a security’s price falls below the recent high of its lower band (a “Sell signal”), with the goal being to limit drawdowns of the overall Fund. When a position is sold, the proceeds may be used to buy an alternative Underlying ETF or temporarily invested in cash equivalents. Cash equivalents may include, but are not limited to, short term bond ETFs, U.S. Treasury bills, and money market funds. An Underlying ETF may also be sold if the Adviser identifies a more attractive Underlying ETF to buy.

The Advisor’s investment process is not designed to attempt to buy at lows, but to seek to participate in a substantial part of any sustained uptrend.  The investment process is also not designed to attempt to sell at highs, but to seek to limit participation in any sustained downtrend.  The investment process can range from being 100% invested in Underlying ETFs to being 100% invested in cash equivalents.  When there are sufficient “Buy Signals”, the investment process may invest up to 100% of its total assets in Underlying ETFs.  When there is a lack of “Buy signals”, the investment process may have 100% of its total assets in cash equivalents.  The percentage of Underlying ETFs can range anywhere from 0% to 100% of Fund assets depending on the level of “Buy signals.”

Manager of Managers Order

The Funds and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the "Order"). However, if the adviser hires a sub-adviser that is to be paid directly by a Fund rather than by the adviser out of its compensation, shareholder approval will be required. Until that Order is granted, shareholder approval is required if the adviser hires a sub-adviser or sub-advisers. However, there is no guarantee that the Order will be issued.

Principal Investment Risks:

Performance of the Funds during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

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  Equity Risk. (Domestic ETF and International ETF) Equity securities, such as common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Underlying Funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.
  Treasury Securities Risk. (All Funds) U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investment exposure to U.S. Treasury obligations to decline.
  Credit Risk. (Diversified Income ETF and High Income ETF) Issuers of debt securities may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund or an underlying Income Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by S&P or another credit rating agency.
  Interest Rate Risk. (All Funds) Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Floating or adjustable-rate securities (such as most loans) typically have less exposure to interest rate fluctuations than other fixed income securities and their exposure will generally be limited to the period of time until the interest rate on the security is reset.
  High Yield Bond Risk. (Diversified Income ETF and High Income ETF) Fund investments in Underlying Funds that invest in lower-quality fixed income securities, known as high yield bonds, present a significant risk for loss of principal and interest. These bonds are considered speculative and offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, resulting in losses for the Fund.
  Municipal Bond Risk. (Diversified Income ETF and High Income ETF) Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed.
  Bank Loan Risk. (Diversified Income ETF and High Income ETF) The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are invested in floating rate debt securities. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt securities in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.
  Preferred Stock Risk. (Diversified Income ETF and High Income ETF) The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred security. Preferred securities are also subject to credit risk, which is the possibility that an issuer of a preferred security will fail to make its dividend payments.
  Convertible Bond Risk. (Diversified Income ETF) Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when
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their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash at a time that may be unfavorable to a Fund.

  Mortgage-Backed Securities Risk. (Diversified Income ETF). When an Underlying Fund invests in mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”), the Underlying Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities. Prepayment risk is associated with mortgage-backed securities. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Underlying Fund to lose money. Rising rates may also make it more difficult for borrowers to repay floating rate loans. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. RMBS default rates tend to be sensitive to these conditions and to home prices. CMBS default rates tend to be sensitive to overall economic conditions and to localized commercial property vacancy rates and prices. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced significant weakness and volatility in recent years. Possible legislation in the area of residential mortgage loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Underlying Fund’s investments. Any unrealized losses the Underlying Fund experiences with respect to its RMBS and CMBS investments may be an indication of future realized losses.

The value of CMBS is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) and the availability of financing. RMBS are subject to prepayment risk and extension risk. If interest rates rise, there may be fewer prepayments, which would cause an RMBS’s average maturity to rise, increasing the potential for the Fund to lose money. If interest rates fall, there may be faster prepayments, which would cause an RMBS’s average maturity to decline, increasing the risk that the Fund will have reinvest prepayment proceeds at lower interest rates. Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS”. Non-agency MBS generally offer a higher rate of interest (but greater credit risk) than securities issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government issued MBS.

  Small and Mid-Capitalization Risk. (Domestic ETF and,International ETF) Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small and mid-cap companies may have returns that can vary, occasionally significantly, from the market in general.
  Large Capitalization Risk. (Domestic ETF and International ETF) Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Foreign Risk. (International ETF) Foreign investing in notes of foreign issuers involves risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
  Emerging Market Risk. (International ETF) The Underlying Funds in which the Fund invests may invest in countries with newly organized or less developed securities markets. Investments in emerging markets typically involves greater risks than investing in more developed markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability
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as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries. As a result, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

  ETF Structure Risk. (All Funds) The Fund is structured as an ETF and as a result is subject to the special risks, including:
    Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants at NAV and only in Creation Units. An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
    Trading Issues. Trading in Fund shares on the NASDAQ (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.
    Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
  Authorized Participant Risk. (All Funds) Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.
  Management Risk. (All Funds) The share price of the Fund changes daily based on the performance of the Underlying Funds in which it invests. The ability of the Fund to meet its investment objective is directly related to the Adviser’s ability to identify Underlying Funds that have the potential to achieve positive total return, and to create diversity within the total portfolio of the Fund. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful.
  Market and Geopolitical Risk. (All Funds) The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over
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short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

  Portfolio Turnover Risk. (All Funds) As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs which will affect the Fund’s returns.
  Underlying Fund Risk. (All Funds) Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying securities and other assets will be higher than the cost of investing directly in them and may be higher than other funds that invest directly in securities. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.
  Securities Lending Risk. (All Funds) Securities lending involves a possible delay in recovery of the loaned securities, a possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral), or a possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which could negatively impact the Fund. The Fund could also lose money if the value of the collateral decreases.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Funds may invest up to 100% of its total assets, without limitation, in short term bond ETFs, U.S. Treasury bills, and money market funds.

Portfolio Holdings Disclosure: A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.

Cybersecurity: The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate their net asset value (“NAV”); impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invests; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: Ocean Park Asset Management, LLC located at 3420 Ocean Park Boulevard, Suite 3060, Santa Monica, California 90405, serves as investment adviser to the Funds and is referred to in this Prospectus as the “Adviser.”

Subject to the authority of the Board of Trustees (the “Board”), the Adviser is responsible for management of the Funds’ investment portfolio. The Adviser is responsible for selecting the Funds’ investments according to the Funds’ investment objective, policies and restrictions. The Adviser was established in 1989. As of March 31, 2024, Ocean Park Asset Management, LLC and its affiliated advisory firms had total assets under management and advisement of $[ ] billion.

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Ocean Park Asset Management, Inc. (“Ocean Park”) and Sierra Investment Management, Inc. (“Sierra”) are affiliated through indirect common ownership by Dr. Sleeper.

For its services, the Adviser receives an annual advisory fee equal to 0.65% of each of Ocean Park Diversified Income ETF’s and Ocean Park High Income ETF’s average daily net assets and 0.75% of each of Ocean Park Domestic ETF’s and Ocean Park International ETF’s average daily net assets. A discussion regarding the basis for the Boards’ approval of the advisory agreement will be available in the Fund’s first semi-annual or annual shareholder report.

The Adviser has contractually agreed to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses of underlying funds in which the Fund invests, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short) and extraordinary expenses, such as litigation at least until January 31, 2026, will not exceed 0.78%, 0.78%, 0.88% and 0.88% of Ocean Park Diversified Income ETF’s, Ocean Park High Income ETF’s, Ocean Park Domestic ETF’s and Ocean Park International ETF’s average daily net assets, respectively.

Waivers and expense payments may be recouped by the Adviser from a Fund, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or recouped. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and thereby increase its net performance to shareholders.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing Prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

Trading Sub-Adviser: Exchange Traded Concepts, LLC, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, OK 73120, serves as the Funds’ trading sub-adviser. As of March 31, 2024, the Trading Sub-Adviser had approximately $[ ] in assets under management. Under the supervision of the Adviser, the Trading Sub-Adviser is responsible for trading portfolio securities for the Funds in accordance with instructions provided by the Adviser and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board of Trustees. However, the Trading Sub-Adviser is not responsible for management and selection of the Funds’ investments. In connection with the services provided to the Funds, the Trading Sub-Adviser provides only trading related investment advice and services. As compensation for the sub-advisory services the Trading Sub-Adviser provides to the Funds, the Adviser pays the Trading Sub-Adviser [ ]% of the daily net assets of each Fund. The fee paid to the Trading Sub-Adviser by the Adviser is paid from the Adviser’s management fee and is not an additional cost to any Fund.

Investment Adviser Portfolio Managers: Kenneth L. Sleeper, MBA, PhD, Managing Director and Portfolio Manager of the Adviser, Ryan Harder, CFA®, Chief Investment Strategist and James St. Aubin CFA®, CAIA® are the portfolio managers of the Funds. All three portfolio managers have served the Fund as portfolio manager since it commenced operations in [ ] 2024. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Funds.

Dr. Sleeper has been one of the principals of two affiliated Registered Investment Advisory firms – Sierra and Ocean Park- for more than thirty-five years, specializing in developing and implementing managed-risk, low-volatility portfolio management disciplines for separate accounts for clients who are primarily retirees and other conservative investors. He and each of the other portfolio managers currently manage $620 million in such separate accounts as of the date of this prospectus, as well as $4.0 billion in strategies available on various Turnkey Asset Management Platforms (TAMPs). Mr. Harder has more than twenty years of investment experience in portfolio management, equity research, and as a managing director. Mr. Harder is a CFA® Charterholder, He has been affiliated with Ocean Park and Sierra since July 2022. Mr. St. Aubin has more than twenty years of investment experience in asset allocation, manager research, and portfolio construction. Mr. St. Aubin is a CFA® Charterholder, He has been affiliated with Ocean Park and Sierra since July 2022.

Kenneth L. Sleeper, MBA, PhD

Dr. Sleeper, Managing Member and Portfolio Manager of the Adviser, has been the President and 50% beneficial owner of the Adviser since its formation in 1988.  He and trusts formed by him own 50% of the profit interest of the Adviser.  He has been the Senior Vice President, a Director and 50% shareholder of Sierra, an affiliate of the Adviser, since 1992 and was a general partner of Sierra’s predecessor since its formation in 1987.

Ryan Harder, CFA®

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Mr. Harder is Chief Investment Strategist at Ocean Park Asset Management. He joined Ocean Park in July 2022.  He oversees research, trading, and portfolio management for the firm.  His career of more than 20 years includes roles as portfolio manager, equity research analyst and managing director. Mr. Harder earned a BA in Economics, with honors, from Brock University in Ontario, Canada and a M.Sc. in International Securities, Investment and Banking from the ICMA Centre, University of Reading, in the United Kingdom. He is a CFA® Charterholder.

James St. Aubin, CFA®, CAIA®

James St. Aubin is Chief Investment Officer at Ocean Park Asset Management. He joined Ocean Park in July 2022. He has oversight of all Investment Management department activities, in collaboration with Sierra Co-founders David Wright and Kenneth Sleeper. His career of more than 20 years includes leadership roles in asset allocation, manager research and portfolio construction. James earned a Bachelor of Science in Finance from DePaul University and is a CFA® and CAIA® Charterholder.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

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HOW SHARES ARE PRICED

HOW SHARES ARE PRICED

Shares of each Fund are bought and sold at a price in two different ways depending upon the type of investor.

All investors including retail investors and Authorized Participants may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices.

Only Authorized Participants may buy and redeem Shares from a Fund directly and those transactions are effected at the Fund’s NAV.

The NAV of each Fund is determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by determining, the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (“Exchange Close”). The NAV takes into account, the expenses and fees of each Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for each Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by each Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

Generally, each Fund’s portfolio securities, including securities issued by ETFs, are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded on any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board of Trustees has designated the Adviser as its Valuation Designee for execution of these procedures. The Valuation Designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may use independent pricing services to assist in calculating the value of its’ portfolio securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, each Fund values its foreign securities at the latest closing price on the exchange in which they are traded immediately prior to closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale

25

of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, a Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO BUY AND SELL SHARES

Shares of the Funds are listed for trading on the Exchange under the symbols [ ] (Ocean Park Domestic ETF), [ ] (Ocean Park International ETF), [ ] (Ocean Park Diversified Income ETF) and [ ] (Ocean Park High Income ETF). Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Only Authorized Participants may buy and redeem Shares from a Fund directly and those transactions are effected at the Fund’s NAV. Prior to trading in the secondary market, shares of a Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units or multiples thereof. Each Authorized Participant has entered into an agreement with the Distributor. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). A Fund may substitute cash for any Fund Security and Creation Units may be redeemed for a substantial portion of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund will accept “custom baskets.” Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or a Fund may not be able to place or change orders.

To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,”

26

as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Each Fund may liquidate and terminate at any time without shareholder approval.

Premium/Discount Information

Retail investors will buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed for trading on a national securities exchange.

DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Funds and will not be paid by the Funds unless authorized by the Board of Trustees. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Funds or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by Ocean Park Domestic ETF and

27

Ocean Park International ETF and monthly by Ocean Park Diversified Income ETF and Ocean Park High Income ETF. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions, you sell your Shares listed on the Exchange, and you purchase or redeem Creation Units.

Taxes on Distributions

Distributions from each Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that each Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Shares at the rate for net capital gain. A part of each Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends each Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Funds (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, a Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant who exchanges

28

Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and each Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Ultimus Fund Solutions, LLC is the Funds’ administrator and fund accountant. It has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

[ ] is the Funds’ transfer agent and custodian.

[ ] (the “Distributor”), [ ], is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, 17th Floor, Columbus, OH 43215, serves as legal counsel to the Trust.

[ ], [ ], serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus

29

dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

  Social Security number and wire transfer instructions
  account transactions and transaction history
  investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300
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What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

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Ocean Park Domestic ETF

Ocean Park International ETF

Ocean Park Diversified Income ETF

Ocean Park High Income ETF

Adviser	Ocean Park Asset Management, LLC 3420 Ocean Park Boulevard Santa Monica, CA 90405
Custodian	[ ]
Transfer Agent	[ ]
Distributor	[ ]
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Independent Registered Public Accounting Firm	[ ]

Additional information about the Funds is included in the Funds’ Statement of Additional Information dated [ ], 2024 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust’s policies and management. Additional information about the Funds’ investments will also be available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-866-738-4363 or visit [ ]
You may also write to:

Ocean Park Domestic ETF

Ocean Park International ETF

Ocean Park Diversified Income ETF

Ocean Park High Income ETF

c/o Ultimus Fund Solutions, LLC

4221 North 203rd Street

Elkhorn, NE  68022

Reports and other information about the Fund will be available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-21720

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFOMRTAION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Ocean Park Domestic ETF

DUKQ

Ocean Park International ETF

DUKX

Ocean Park Diversified Income ETF

DUKZ

Ocean Park High Income ETF

DUKH

each a Series of Northern Lights Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2024

This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Prospectuses of the Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF (each a “Fund” and together the “Funds”) dated [ ], 2024,). You can obtain copies of the Funds’ prospectus, annual or semi-annual report without charge by contacting the Funds’ Transfer Agent, Ultimus Fund Solutions, LLC, 4221 North 203Rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 or by calling [ ]. You may also obtain a prospectus by visiting our website at [ ]

TABLE OF CONTENTS

THE FUNDS	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	17
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	18
MANAGEMENT	19
CONTROL PERSONS AND PRINCIPAL HOLDERS	25
INVESTMENT ADVISER	31
DISTRIBUTION OF SHARES	34
PORTFOLIO MANAGERS	40
ALLOCATION OF PORTFOLIO BROKERAGE	43
PORTFOLIO TURNOVER	43
OTHER SERVICE PROVIDERS	44
DESCRIPTION OF SHARES	48
ANTI-MONEY LAUNDERING PROGRAM	48
PURCHASE, REDEMPTION AND PRICING OF SHARES	48
TAX STATUS	52
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	55
LEGAL COUNSEL	56
FINANCIAL STATEMENTS	56
APPENDIX A – DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES OF THE ADVISER	B-1

THE FUNDS

The Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

The Funds may issue an unlimited number of shares of beneficial interest. All shares of each Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Funds and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of each Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Fund is a diversified investment management company. Ocean Park Asset Management, LLC (the “Adviser”) is the investment adviser to the Funds. Each Fund’s investment objectives, restrictions and policies are more fully described here and in each Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

TYPES OF INVESTMENTS

The investment objectives of each Fund and a description of its principal investment strategies are set forth in its Prospectus. Each Fund’s investment objectives are not “fundamental” and may be changed without the approval of a majority of its outstanding voting securities.

The Funds intend to purchase shares of exchange traded funds and open end- funds (referred to as "Underlying Funds") in compliance with the requirements of federal law or any applicable exemptive relief received from the Securities and Exchange Commission (the "SEC"). The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fee and administrative costs), and undue influence by a fund of funds over its Underlying Funds. The Funds’ investments in Underlying Funds involve certain additional expenses and certain tax results which would not be present in a direct investment in the Underlying Funds.

The following pages contain more detailed information about the types of instruments (Underlying Funds) in which each Fund may invest.

Equity Securities

Equity securities in which an Underlying Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

An Underlying Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although

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preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Publicly Traded Partnerships / Master Limited Partnerships

An Underlying Fund may invest in publicly traded partnerships, including Master Limited Partnerships. These are limited partnerships the interests in which (known as "units") are traded on public exchanges, just like corporate stock. Such limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a publicly traded partnership, he or she becomes a limited partner. Publicly traded partnerships are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may "roll up" into a single publicly traded partnership. A corporation may spin off a group of assets or part of its business into a partnership of which it is the general partner, either to realize what it believes to be the assets' full value or as an alternative to issuing debt. A corporation may fully convert to a partnership, although since 1986 the tax consequences have made this an unappealing; or, a newly formed company may operate as a publicly traded partnership from its inception.

There are different types of risks to investing in publicly traded partnerships including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change publicly traded partnerships business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, publicly traded partnerships which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a publicly traded partnerships revenue stream negatively. Publicly traded partnerships also carry some interest rate risks. During increases in interest rates, publicly traded partnerships may not produce decent returns to shareholders.

Warrants

An Underlying Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Foreign Securities

General. An Underlying Fund may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic

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developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Underlying Fund’s currency exchange transactions do not fully protect the Underlying Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Underlying Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Underlying Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Underlying Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Underlying Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities. An Underlying Fund may purchase emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Depositary Receipts

An Underlying Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") and GDRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described above regarding foreign securities apply to investments in ADRs.

Debt Securities

An Underlying Fund may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

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Extension Risk. An Underlying Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Underlying Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Underlying Fund.

At times, some of the mortgage-backed securities in which the Funds may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Underlying Fund to experience a loss equal to any unamortized premium.

Convertible Securities

An Underlying Fund may invest in convertible securities and non-investment grade convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Certificates of Deposit and Bankers’ Acceptances

An Underlying Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

An Underlying Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral.  Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper.  As a result, investment in commercial paper is subject to the

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risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk.  Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Time Deposits and Variable Rate Notes

An Underlying Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The commercial paper obligations, which the Underlying Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Underlying Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Underlying Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Underlying Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Underlying Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Underlying Fund’s advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Underlying Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

An Underlying Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. An Underlying Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. An Underlying Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agencies

An Underlying Fund may invest debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for

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Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues participation certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

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On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Funds may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Funds invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Funds invests to be shorter than the maturities stated in the underlying mortgages.

High Yield Securities

An Underlying Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Funds would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, an Underlying Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

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Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Funds’ investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended (the “Securities Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries.

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Funds may hold such common stock and other securities even if they do not invest in such securities.

Investment Companies

A Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (also referred to as “Underlying Funds”). The 1940 Act provides that ETFs and mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”), and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.

A Fund may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters is effective on January 19, 2022. After such time, an investment company will no longer be able to rely on the aforementioned exemptive orders and no-action letters, and will be subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).

In addition, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned

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by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Further, a Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, pursuant to Section 12(d)(1)(F) provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Funds wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of the Funds and its Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such funds. The result would be an indirect expense to the Funds without accomplishing any investment purpose.

Exchange Traded Funds

ETFs are registered investment companies and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

REITs

An Underlying Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs,” “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Funds can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In

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addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Funds, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Securities Options

An Underlying Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Business Equipment Quota Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the Philadelphia Stock Exchange.

An Underlying Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Underlying Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Underlying Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by an Underlying Fund expires unexercised, that Underlying Fund realizes a loss equal to the premium paid. If the Underlying Fund enters into a closing sale transaction on an option purchased by it, the Underlying Fund will realize a gain if the premium received by the Underlying Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by an Underlying Fund expires on the stipulated expiration date or if the Underlying Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by an Underlying Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Underlying Fund will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a

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given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by an Underlying Fund of options on stock indices will be subject to the ability of the advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Underlying Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Underlying Fund. Inasmuch as the Underlying Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Underlying Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Underlying Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Underlying Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Underlying Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Underlying Fund is unable to close out a call option on securities that it has written before the option is exercised, the Underlying Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Underlying Fund was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that an Underlying Fund has purchased) expose the Underlying Fund to an obligation to another party. The Underlying Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above.

Options on Futures Contracts

An Underlying Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

An Underlying Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise

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exchange-traded options, if the Underlying Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Underlying Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Underlying Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Underlying Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Underlying Fund originally wrote the option. While the Underlying Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Underlying Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Underlying Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Underlying Fund may be unable to liquidate a dealer option. With respect to options written by the Underlying Fund, the inability to enter into a closing transaction may result in material losses to the Underlying Fund.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Underlying Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, an Underlying Fund will change its treatment of such instruments accordingly.

Spread Transactions

An Underlying Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Underlying Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Underlying Fund does not own, but which is used as a benchmark. The risk to the Underlying Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Underlying Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

An Underlying Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Underlying Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Underlying Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Underlying Fund on repurchase. In either case, the income to the Underlying Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Underlying Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Underlying Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Underlying Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be

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maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when an Underlying Fund purchases or sells a security, no price would be paid or received by the Underlying Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Underlying Fund's open positions in futures contracts, the Underlying Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Underlying Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." An Underlying Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Underlying Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Underlying Fund is not able to enter into an offsetting transaction, the Underlying Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Regulation as a Commodity Pool Operator

The Trust, on behalf of each Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund's operations. Accordingly, the Funds are not subject to registration or regulation as a commodity pool operator.

When-Issued, Forward Commitments and Delayed Settlements

An Underlying Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis.

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The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Underlying Fund starting on the day the Underlying Fund agrees to purchase the securities. The Underlying Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

Each Fund and each Underlying Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Underlying Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under guidelines adopted by the Trust's Board, the adviser of an Underlying Fund may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality, and (3) the Adviser’s decision takes into account all relevant factors of the trading market for the specific security.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Underlying Fund adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Underlying Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

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Short Sales

An Underlying Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Funds sell a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When an Underlying Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Funds are required to make a margin deposit in connection with such short sales; the Underlying Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Underlying Fund covers its short position, the Underlying Fund will incur a loss; conversely, if the price declines, the Underlying Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Swap Agreements

An Underlying Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Underlying Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Underlying Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

Certain Investment Techniques and Derivatives Risk

When the adviser of an Underlying Fund uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Underlying Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Underlying Fund, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Underlying Fund. Derivatives are used to limit risk in the Underlying Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be paid for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

INVESTMENT RESTRICTIONS

The Funds have each adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more

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of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities); the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF EACH FUND. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings representing more than one third of its total assets are outstanding. The Fund will generally not borrow for investment purposes. However, the Fund will borrow money if a redemption exceeds available cash.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

It should be noted that the Fund will from time to time invest in some Underlying Funds which are in effect leveraged, meaning that the values of those investments will fluctuate, for example, twice as fast as an underlying index or asset class – such leverage involving the same kind of risk as investing on margin, but without the interest cost.

4. Illiquid Investments. The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

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If a restriction on a Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Funds’ portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Distributor (as defined below) will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day (as defined below).

Access to information concerning the Fund’s portfolio holdings may be permitted to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

The Funds disclose on the Adviser’s website at [ ] at the start of each Business Day the identities and quantities of the securities and other assets held by the Funds that will form the basis of each Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Funds may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-PORT and Form N-CSR for the Funds are available on the SEC's website at www.sec.gov. The Funds’ Form N-PORT and Form N-CSR are available without charge, upon request, by calling [ ] or by writing to: Ocean Park ETFs, c/o Ultimus Fund Solutions, LLC, at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

•	The Adviser. Personnel of the Adviser, including personnel responsible for managing the Funds’ portfolios, may have full daily access to Fund portfolio holdings because that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Funds. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.
•	The Sub-Adviser. Personnel of the Sub-Adviser, including personnel responsible for trading the Funds’ portfolios, may have full daily access to Fund portfolio holdings because that information is necessary in order for the Sub-Adviser to provide its trading subadvisory services to the Funds. Sub-Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.
•	Ultimus Fund Solutions, LLC. Ultimus Fund Solutions, LLC is the fund accountant, administrator and custody administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.
•	Brown Brothers Harriman & Co. Brown Brothers Harriman & Co. is custodian and transfer agent for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.
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•	[ ]. [ ]. is the Funds’ independent registered public accounting firm; therefore, its personnel have access to the Funds’ portfolio holdings in connection with auditing of the Funds’ annual financial statements.

•	Thompson Hine LLP. Thompson Hine LLP is counsel to the Funds; therefore its personnel have access to the Funds’ portfolio holdings in connection with the review of the Funds’ annual and semi-annual shareholder reports and SEC filings.

•         Counsel to the Trust and Counsel to the Independent Trustees. Counsel to the Independent Trustees and its respective personnel have access to the Funds’ portfolio holdings in connection with the review of the Funds’ annual and semi-annual shareholder reports and SEC filings.

•	Derivatives Risk Consultant. The Trust has engaged a derivatives risk consultant (“Consultant”) to consult with the Board, and the Adviser regarding the effectiveness of derivatives risk management. The Consultant therefore may have access to the Fund’s portfolio holdings in order to provide such services to the Trust.

Additions to List of Approved Recipients. The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Funds’ portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about each Fund's portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures. The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with each Fund's portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

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MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of six (6) individuals all of whom are not “interested persons” (as defined under the 1940 Act) of the Trust, an adviser of a fund in the Trust (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Anthony Hertl, an Independent Trustee, who has served as the Chairman of the Board since July 2013. The Board of Trustees is comprised of Mr. Hertl and five (5) additional Independent Trustees. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at Board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for Board meetings and (ii) providing information to Board members in advance of each Board meeting and between Board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by its shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair, Mark H. Taylor. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Anthony J. Hertl has over 20 years of business experience in the financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation, serves or has served as a member of other mutual fund boards outside of the group of Funds managed by the Adviser (the “Fund Complex”) and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.

Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Master’s degree in Education Administration, is a Certified Financial Planner, serves as a member of two other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards.

Mark H. Taylor holds PhD, Masters and Bachelors degrees in Accountancy, is a licensed Certified Public Accountant and has over 30 years of academic and professional experience in the accounting and auditing fields, all of which make him particularly qualified to chair the Trust’s Audit Committee. Dr. Taylor is the Director of the Lynn Pippenger School of Accountancy at the Muma College of Business at the University of South Florida and is serving a three-year term as President of the American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). Dr. Taylor previously served as AAA Vice President-Finance, and as President of the Auditing Section of the AAA. Dr. Taylor serves as a member of three other mutual fund boards within the

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Northern Lights Fund Complex. He served a three-year term on the AICPA’s Auditing Standards Board (2010-2012) and previously completed a fellowship in the Professional Practice Group of the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission. Dr. Taylor is a member of two research teams that have received grants from the Center for Audit Quality to study how accounting firms’ tone-at-the top messaging impacts audit performance and how auditors manage the process of auditing fair value measurements and other complex estimates in financial statements. Dr. Taylor has published extensively in leading academic accounting journals, has teaching interests in corporate governance and accounting policy as well as auditing and assurance services at the graduate and undergraduate levels, and possesses a strong understanding of the regulatory framework under which investment companies operate.

John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. (“Merrill Lynch”). Mr. Palancia holds a Bachelor of Science degree in Economics. He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate and serves as a member of three other fund boards.

Mark D. Gersten has more than 30 years of experience in the financial services industry, having served in executive roles at AllianceBernstein LP and holding key industry positions at Prudential-Bache Securities and PriceWaterhouseCoopers. He also serves as a member of two other mutual fund boards outside of the Fund Complex. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Like other Trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Mark S. Garbin has more than 30 years of experience in corporate balance sheet and income statement risk management for large asset managers, serving as Managing Principal of Coherent Capital Management LLC since 2007. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. He is both a Chartered Financial Analyst and Professional Risk Manager charterholder and holds advanced degrees in international business. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	[ ]

Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP

(since June 2021).

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Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	[ ]

Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).

Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	[ ]	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	[ ]

Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund

(2014-2015).

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	[ ]

Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust

(since 2011).

Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013

PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).

			[ ]	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

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Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President, Principal Executive Officer Since June 2017

Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019);Treasurer of the Trust (2006-June 2017).

			N/A	N/A
Timothy Burdick Born in 1986	Vice President Since November 2023	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).	N/A	N/A
James Colantino Born in 1969	Treasurer, Principal Accounting Officer Since June 2017

Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020);

Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).

			N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017

Assistant Secretary of the Trust (2012-February 2017); Associate Director, Ultimus Fund Solutions (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020); Senior Paralegal, Gemini Fund Services, LLC

(2013 - 2018).

			N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021

Chief Compliance Officer, of the Trust

(since January 2021);

Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).

			N/A	N/A

*The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**As of December 31, 2023, the Trust was comprised of 64 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their

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independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the past fiscal year, the Audit Committee held eleven meetings.

Compensation

Effective January 1, 2024, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $50,000, allocated among each of the various portfolios comprising the Trust and Northern Lights Variable Trust (together, the “Trusts”), a separate registrant that shares a common board with the Trust, for his attendance at the regularly scheduled meetings of the Board, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. In addition to which, the Chairman of the Board receives a quarterly fee of $13,750 and the Audit Committee Chairman receives a quarterly fee of $10,000.

Prior to January 1, 2024, each Trustee who was not affiliated with the Trusts or an investment adviser to any series of the Trusts received a quarterly fee of $48,750, allocated among each of the various portfolios comprising the Trusts. In addition to the quarterly fees and reimbursements, the Chairman of the Board previously received a quarterly fee of $13,750 and the Audit Committee Chairman receives a quarterly fee of $10,000.

Additionally, in the event a meeting of the Board other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The tables below detail the amount of compensation the Trustees expected to be received from the Funds and received from the Sierra Tactical All Asset Fund, Sierra Tactical Bond Fund, Sierra Tactical Core Income Fund, Sierra Tactical Municipal Fund, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund and Sierra Tactical Risk Spectrum 70 Fund during the fiscal year ended September 30, 2023. The Sierra Tactical Core Growth Fund commenced investment operations on September 29, 2023, therefore is not included on the table.

Each Independent Trustee attended all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

[Table to be provided by subsequent amendment]

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Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of [ ]:

Management Ownership

As of [ ], 2024, the Trustees and officers, as a group, owned less than 1.00% of the Fund’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

As of [ ], there were no shareholders which owned more than 5% of ant Fund’s outstanding shares.

INVESTMENT ADVISER AND SUB-ADVISER

Adviser

The adviser to each Fund is Ocean Park Asset Management, LLC, located at 3420 Ocean Park Boulevard, Suite 3060, Santa Monica, California 90405. Kenneth L. Sleeper is one of the controlling beneficial owners of the Adviser.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objective, policies and restrictions set forth in each Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement for the Funds was approved by the Board of Trustees at a meeting held on [ ], 2024.

For its services, the Adviser receives an annual advisory fee equal to 0.65% of each of Ocean Park Diversified Income ETF’s and Ocean Park High Income ETF’s average daily net assets and 0.75% of each of Ocean Park Domestic ETF’s and Ocean Park International ETF’s average daily net assets. A discussion regarding the basis for the Boards’ approval of the advisory agreement will be available in the Fund’s first semi-annual or annual shareholder report.

The Adviser has contractually agreed to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses of underlying funds in which the Fund invests, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short) and extraordinary expenses, such as litigation at least until January 31, 2026, will not exceed 0.78%, 0.78%, 0.88% and 0.88% of Ocean Park Diversified Income ETF’s, Ocean Park High Income ETF’s, Ocean Park Domestic ETF’s and Ocean Park International ETF’s average daily net assets, respectively.

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Waivers and expense payments may be recouped by the Adviser from a Fund, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or recouped. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and thereby increase its net performance to shareholders.

Expenses not expressly assumed by the Adviser under each Advisory Agreement are paid by the applicable Fund. Under the terms of the Advisory Agreement, the Funds are each responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of fidelity and liability insurance, (i) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (j) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Funds who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (k) litigation and indemnification expenses and other extraordinary expenses not paid in the ordinary course of the Fund’s business.

The Advisory Agreements continued in effect for two (2) years initially and thereafter continues from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Funds. The Advisory Agreements may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Fund’s outstanding shares. The Advisory Agreements shall terminate automatically in the event of its assignment.

Sub-Adviser

Exchange Traded Concepts, LLC, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, OK 73120, serves as the Funds’ trading sub-adviser. As of March 31, 2024, the Trading Sub-Adviser had approximately $[ ] in assets under management. Under the supervision of the Adviser, the Trading Sub-Adviser is responsible for trading portfolio securities for the Funds in accordance with instructions provided by the Adviser and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board of Trustees. However, the Trading Sub-Adviser is not responsible for management and selection of the Funds’ investments. In connection with the services provided to the Funds, the Trading Sub-Adviser provides only trading related investment advice and services. As compensation for the sub-advisory services the Trading Sub-Adviser provides to the Funds, the Adviser pays the Trading Sub-Adviser [ ]% of the daily net assets of each Fund. The fee paid to the Trading Sub-Adviser by the Adviser is paid from the Adviser’s management fee and is not an additional cost to any Fund.

Codes of Ethics

The Trust, the Adviser, Sub-Adviser and the Distributor (as defined under the section entitled (“The Distributor”)) each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Trust’s Code, the Trustees are permitted to invest in securities that may also be purchased by the Funds.

In addition, the Trust has adopted a separate code of ethics (the “Code”) that applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Funds; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

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The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Funds to the Adviser and responsibility for voting proxies of securities held by the Funds to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser's Proxy Voting Policies is attached hereto as Appendix B.

More information. Information regarding how the Funds voted proxies relating to portfolio securities held by the Funds during the most recent 12-month period ending June 30 are available (1) without charge, upon request, by calling the Funds at [ ]; and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling [ ] and will be sent within three business days of receipt of a request.

DISTRIBUTION OF SHARES

[ ] located at [ ] serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Fund.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor (“Qualified Trustees”) by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days’ written notice to the other party. The Distribution Agreement will automatically terminate in the event of its assignment.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

Rule 12b-1 Plans

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Shares pursuant to which the Fund are authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under the Plans. The Board has approved a distribution and shareholder servicing fee at the rate of up to 0.25% of the Fund’s average daily net assets. Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to its shares. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of

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the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of Independent Trustees of the Trust will be committed to the discretion of the Nominating and Governance Committee. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days written notice, without the payment of any penalty, by vote of a majority of the Board, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board by votes cast in person at a meeting called for the purpose of voting on such agreement.

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PORTFOLIO MANAGERS

Security selection for the Funds is made by Kenneth L. Sleeper, Ryan Harder, CFA® and James St. Aubin.

As of [ ], 2024, Kenneth L. Sleeper, Ryan Harder, CFA® and James St. Aubin® were responsible for the management of the following types of accounts in addition to the Funds.

Kenneth Sleeper

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	None	None
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	[ ]	[ ]	None	None

Ryan Harder, CFA®

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	[ ]	[ ]	None	None

James. St. Aubin

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	[ ]	[ ]	None	None
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	[ ]	[ ]	None	None

Conflicts of Interest

As indicated in the table above, a portfolio manager may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio manager makes investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account.

When the portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over a Fund.

When allocating investments among client accounts, the portfolio manager has the fiduciary obligation to treat each client equally, regardless of account size or fees paid. All clients at the same custodian (or trading desk) receive the same average price for each transaction. When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently receives preferential treatment. When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.

Compensation

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Mr. Sleeper does receive a base salary, but shares equally in the net profits of the Adviser. Messrs. Harder and St. Aubin receive a base salary and a discretionary bonus.

Ownership

As of the date of this SAI, none of the portfolio managers owned any shares of the Funds.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Funds are made by the portfolio managers who are employees of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•	the best net price available,
•	the reliability, integrity and financial condition of the broker or dealer,
•	the size of and difficulty in executing the order, and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Funds on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds’, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.

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PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. A 100% turnover rate would occur if all of a Funds’ portfolio securities were replaced once within a one-year period.

OTHER SERVICE PROVIDERS

Fund Administration and Fund Accounting Services

Ultimus Fund Solutions, LLC, (“UFS”), which has its principal office at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, serves as administrator and fund accountant for the Funds pursuant to a Fund Services Agreement (the “Agreement”) with the Trust and subject to the supervision of the Board. UFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. UFS is an affiliate of the Distributor. UFS may also provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of UFS or its affiliates.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Service, LLC and its affiliated companies including Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired UFS (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”).  As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Agreement became effective on June 22, 2011 and remained in effect for two years from the applicable effective date for the Funds and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Agreement is terminable by the Board or UFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of UFS. The Agreement provides that UFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, UFS performs administrative services, including: (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring the Funds’ holdings and operations for post-trade compliance with the Funds’ registration statements and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attending and participating in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) preparing and maintaining the Trust's operating expense budget to determine proper expense accruals to be charged to each Fund to calculate its daily net asset value; (9) assisting in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-CEN, N-CSR, N-Q and N-PX; (10) coordinating the Trust's audits and examinations by assisting each Fund’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitating such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Funds; (14) preparing, or cause to be prepared, expense and financial reports; (15) preparing authorizations for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of UFS) and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

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For the administrative services rendered to the Funds by UFS, the Funds pay UFS the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. The Funds also pay UFS for any out-of-pocket expenses.

UFS also provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

Transfer Agent

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110-1548, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110-1548 (the “Custodian”), serves as the custodian of the Fund’s assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Custody Administrator

UFS serves as “Custody Administrator” under the Funds’ Custody Agreement with the Custodian and receives a share of the fees paid to the Custodian for performing certain administrative tasks normally performed by the Custodian, as well as certain enhanced reporting in connection with these functions. For these services, UFS receives a share of the asset-based custody fee as well as a portion of certain transaction fees paid under the Custody Agreement.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Funds, each Fund pays NLCS an annual fixed fee and an asset based fee, which scales downward based upon the Fund’s net assets. The Fund also pays NLCS for any out-of-pocket expenses.

Securities Lending Activities

To generate additional income, a Fund may lend its portfolio securities to qualified banks, broker-dealers and other financial institutions (referred to as “borrowers”), provided that: (i) the loan is continuously secured by collateral in cash, cash equivalents, bank letters of credit or U.S. government securities equal to at least 100% of the value of the loaned securities, and such collateral is valued, or “marked to market,” daily (borrowers are required to furnish additional collateral to the Fund as necessary to fully cover its obligations); (ii) the loan may be recalled at any time by the Fund and the loaned securities returned; (iii) the Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (iv) the aggregate value of the loaned securities will not exceed 33 1/3% of the Fund’s total assets. The Fund generally retains part or all of the interest received on investment of the cash collateral or receives a fee from the borrower. While this practice will not impact the Fund’s principal investment strategy, it does subject the Fund to the securities lending risk described in this SAI.

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Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund or a delay in recovering the loaned securities. In addition, in the event of bankruptcy of the borrower, the Fund could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, the Fund will only enter into portfolio loans after a review of all pertinent factors by the Adviser under the oversight of the Board, including the creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Adviser. An attempt may be made to recall a loan in time to vote proxies if fund management has knowledge of a material vote respect to the loaned securities and the matter involved would have a material effect on the Fund’s investment in the security. The costs of securities lending are not reflected in the Fund’s “Annual Fund Operating Expenses” table or “Expense Example.”

Securities Lending Risk. The Fund may lend its portfolio securities to financial institutions under guidelines adopted by the Board, including a requirement that the Fund receive cash collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The Fund may invest this cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

The services provided by the custodian as securities lending agent are as follows: selection of securities to be loaned; locating borrowers previously approved by the Board; negotiation of loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; investing cash collateral in accordance with the Fund’s instructions; marking to market non-cash collateral; maintaining custody of non-cash collateral; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; transferring loaned securities; recalling loaned securities in accordance with the Fund’s instructions; and arranging for return of loaned securities to the Fund at loan termination.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the’ Board. The program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officers who is responsible for implementing and monitoring the Program, an ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

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As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” NAV of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

Investors may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices.

Only Authorized Participants may buy and redeem Shares from the Fund directly and those transactions are effected at the Fund’s NAV.

The NAV of ’the Shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, at least quarterly, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term debt securities with a remaining maturity of 60 days or less may be amortized to maturity, provided such valuations represent par value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or if no settlement price is available, at the last sale price as of the close of business prior to when the Fund calculates NAV. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the

33

value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Valuation Designee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures approved by the Board. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

Shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the “Exchange Close”) on each day that the Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the Exchange Close.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 10,000 Shares for the Fund. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

Only Authorized Participants that have entered into agreements with the Trust or the Distributor may purchase or redeem Creation Units. In order to be an Authorized Participant, a firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and such firm must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

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Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$[ ]	[0.00%]

*As a percentage of the amount invested

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

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The Deposit Securities may change and as rebalancing adjustments and corporate action events of the Underlying Index are reflected from time to time by the Adviser in the Fund’s portfolio. The Deposit Securities may also change in response to the rebalancing and/or constitution of the Underlying Index. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu, as well as certain other types of orders, are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who

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will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+3.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+3, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV

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of the Creation Unit on the date the order is placed. Such Collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The Redemption Securities may change as rebalancing adjustments and corporate action events of the Underlying Index are reflected from time to time by the Adviser in the Fund’s portfolio. The Redemption Securities may also change in response to the rebalancing and/or reconstitution of the Underlying Index. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Redemption Basket.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption

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Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

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Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Funds.

The Funds have each qualified and intend to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Funds will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Funds. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for only eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Funds intend to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the applicable Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other

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regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Funds are subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Funds during the preceding calendar year. Under ordinary circumstances, the Funds expect to time their distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. In most cases the Funds will hold shares in Underlying Funds for less than 12 months, such that its sales of such shares from time to time will not qualify as long-term capital gains for those investors who hold shares of such Fund in taxable accounts.

Distributions from the Funds of dividends or capital gains generally are taxable to shareholders holding taxable accounts regardless of the length of time such shareholders have held shares of such Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to reinvest distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Funds. U.S. Shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case

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of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for an Underlying Fund, the Underlying Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Underlying Fund, defer losses to the Underlying Fund, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Underlying Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Underlying Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Underlying Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Underlying Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by an Underlying Fund in certain "passive foreign investment companies" ("PFICs") could subject the Underlying Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Underlying Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF”), in which case the Underlying Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Underlying Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Underlying Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Underlying Fund to avoid taxation. Making either of these elections therefore may require the Underlying Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Underlying Fund's total return.

Foreign Currency Transactions

42

An Underlying Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by an Underlying Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Underlying Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Underlying Fund may be able to elect to "pass through" to its shareholders the amount of eligible foreign income and similar taxes paid by the Underlying Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Underlying Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Underlying Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Underlying Fund's income will flow through to shareholders of the Underlying Fund. With respect to the Underlying Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Underlying Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by an Underlying Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. An Underlying Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by an Underlying Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Underlying Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Underlying Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

43

If the Underlying Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Underlying Fund actually received. Such distributions may be made from the cash assets of the Underlying Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Underlying Fund may realize gains or losses from such liquidations. In the event the Underlying Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Funds may be subject to state and local taxes on distributions received from a Fund and on redemptions of Fund shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year each Fund issues to its shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds have selected [ ]., located at [ ], as their independent registered public accounting firm, for the current fiscal year. The firm provides services including (1) audit of annual financial statements, and (2) audit and tax services to the Funds.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The Fund’s financial statements will be available in the Funds’ first Annual Report to Shareholders.

44

APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt, which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

A-1

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

A-2

Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•	SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
•	SP-2 Satisfactory capacity to pay principal and interest.
•	SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

•	MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
•	MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
•	MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
•	MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

A-3

Northern Lights Fund Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated January 19, 2005, as amended December 14, 2009, September 26, 2012 and June 25, 2019 previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,207, and hereby incorporated by reference.
(a)(2)	Certificate of Trust as filed with the State of Delaware on January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(b)	By-Laws, effective as of January 19, 2005, as amended December 14, 2009, March 23, 2016, November 9, 2021 and February 9, 2023 previously filed on April 25, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1425, and hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Fund (previously known as Critical Math Fund), and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(d)(2)

Investment Advisory Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference. Amended Investment Advisory Agreement to include The Biondo Focus Fund previously filed on January 14, 2010 to the Registrant’s Registration Statement in

Post-Effective Amendment No. 121, and hereby incorporated by reference.

(d)(3)	Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Fund, and Changing Parameters, LLC, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(d)(4)	Investment Advisory Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, LLC, previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.
(d)(5)	Investment Advisory Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.

(d)(6)	Investment Advisory Agreement between the Registrant, with respect to EAS Crow Point Alternatives Fund and Crow Point Partners, LLC, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 883, and hereby incorporated by reference.
(d)(7)	Investment Advisory Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(d)(8)	Investment Advisory Agreement between the Registrant, with respect to the Wade Tactical L/S Fund and Wade Financial Group, previously filed on November 28, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 436, and hereby incorporated by reference.
(d)(9)	Investment Advisory Agreement between the Registrant, with respect to the Toews Hedged Core Frontier Fund and Toews Corporation previously filed on May 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 87, and hereby incorporated by reference. Amended Investment Advisory Agreement to include Toews Hedged Core W Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund and Toews Hedged Core S Fund previously filed on June 4, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 156, and hereby incorporated by reference. Amended Investment Advisory to include Toews Hedged Growth Allocation, Toews Unconstrained Income Fund and Toews Hedged Commodities Fund previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(d)(10)	Investment Advisory Agreement between the Registrant, with respect to the Leader Short Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference. Amended Investment Advisory Agreement to include Leader Total Return Fund previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(d)(11)	Investment Advisory Agreement between Montebello Partners, LLC and the Registrant, with respect to the GMG Defensive Beta Fund previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(d)(12)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Bond Asset Allocation Fund previously filed on July 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 94, and hereby incorporated by reference.
(d)(13)	Investment Advisory Agreement between Astor Investment Management, LLC and the Registrant, with respect to the Astor Long/Short ETF Fund, the Astor S.T.A.R. ETF Fund and the Astor Active Income ETF Fund, previously filed on March 9, 2015 to the Registrant’s Registration Declaration in Post-Effective Amendment No. 694, and hereby incorporated by reference.
(d)(14)	Investment Advisory Agreement between Equinox Fund Management, LLC and the Registrant, with respect to Equinox MutualHedge Futures Strategy Fund previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.
(d)(15)	Investment Advisory Agreement between Investment Partners Asset Management, Inc. and the Registrant, with respect to Investment Partners Opportunities Fund previously filed on October 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 111, and hereby incorporated by reference.

(d)(16)	Amendment to the Investment Advisory Agreement between Princeton Fund Advisors, LLC and the Registrant, with respect to Princeton Futures Strategy Fund, filed previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(d)(17)	Sub-Advisory Agreement between Princeton Fund Advisors, LLC and 6800 Capital, LLC, with respect to the Princeton Futures Strategy Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(d)(18)	Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Congress Asset Management Company, LLP, with respect to the Princeton Futures Strategy Fund previously filed on October 9, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.
(d)(19)	Investment Advisory Agreement between Chadwick & D’Amato, LLC and the Registrant, with respect to Chadwick & D’Amato Fund previously filed on June 10, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 157, and hereby incorporated by reference.
(d)(20)	Investment Advisory Agreement between 13D Management, LLC and the Registrant, with respect to 13D Activist Fund previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(d)(21)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternatives Fund and Altegris GSA Trend Strategy Fund previously filed on April 19, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 960, and hereby incorporated by reference.
(d)(22)	Investment Advisory Agreement between W.E. Donoghue & Co., Inc. and the Registrant, with respect to Power Income Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.
(d)(23)	Investment Advisory Agreement between Portfolio Strategies, Inc. and the Registrant, with respect to PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.
(d)(24)	Investment Advisory Agreement between CWC Advisors, LLC and the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(d)(25)	Investment Advisory Agreement between Traub Capital Management, LLC and the Registrant, with respect to The FX Strategy Fund previously filed on January 20, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 201, and hereby incorporated by reference.
(d)(26)	Investment Advisory Agreement between TransWestern Capital Advisors, LLC and the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference. Amendment to the Investment Advisory Agreement between TransWestern Capital Advisors, LLC, and the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on April 25, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 601, and hereby incorporated by reference.

(d)(27)	Investment Sub-Advisory Agreement between TransWestern Capital Advisors, LLC and Loomis, Sayles & Company, L.P., with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.
(d)(28)	Investment Advisory Agreement between Logan Circle Partners, L.P., and the Registrant, with respect to Fortress Long/Short Credit Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(29)	Investment Advisory Agreement between Beech Hill Advisors, Inc., and the Registrant, with respect to Beech Hill Total Return Fund previously filed on January 5, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 196, and hereby incorporated by reference.
(d)(30)	Investment Advisory Agreement between Clark Capital Management Group, Inc., and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(d)(31)	Investment Advisory Agreement between Knollwood Investment Advisors, LLC, and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on March 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 226, and hereby incorporated by reference.
(d)(32)	Transfer and Assumption Agreement between Knollwood Investment Advisors, LLC, and Dearborn Capital Management, L.L.C., with respect to the Investment Advisory Agreement specific as to the Grant Park Managed Futures Strategy Fund previously filed on May 31, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 491, and hereby incorporated by reference.
(d)(33)	Investment Advisory Agreement between Risk Paradigm Group, LLC, and the Registrant, with respect to Diversified Risk Parity Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.
(d)(34)	Investment Advisory Agreement between Genesis Capital LLC, and the Registrant, with respect to Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.
(d)(35)	Investment Advisory Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on May 27, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference. First Amendment to Investment Advisory Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(d)(36)	Investment Advisory Agreement between Giralda Advisors, LLC, and the Registrant, with respect to The Giralda Fund previously filed on May 4, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 245, and hereby incorporated by reference.
(d)(37)	Investment Advisory Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.

(d)(38)	Investment Advisory Agreement between Makefield Capital Management, LLC and the Registrant, with respect to Makefield Managed Futures Strategy Fund, previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(39)	Investment Advisory Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund, Ascendant Deep Values Convertible Fund and Patriot Fund previously filed on January 27, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 580, and hereby incorporated by reference.
(d)(40)	Investment Advisory Agreement between Winch Advisory Services, LLC and the Registrant, with respect to Ginkgo Multi-Strategy Fund previously filed on July 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 282, and hereby incorporated by reference.
(d)(41)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Doubleline Capital LP, with respect to Altegris Futures Evolution Strategy Fund previously filed on October 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 318, and hereby incorporated by reference.
(d)(42)	Investment Advisory Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Sector Rotation Fund previously filed on November 28, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 337, and hereby incorporated by reference.
(d)(43)	Investment Sub-Advisory Agreement between Risk Paradigm Group, LLC and F-Squared Institutional Advisors, LLC, with respect to RPG Emerging Market Sector Rotation Fund previously filed on October 9, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.
(d)(44)	Investment Advisory Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Tactical Futures Strategy Fund previously filed on March 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 363, and hereby incorporated by reference.
(d)(45)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Scotia Partners, LLC, with respect to the CMG Tactical Futures Strategy Fund previously filed on March 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 363, and hereby incorporated by reference.
(d)(46)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Harvest Capital Strategies, LLC, with respect to the Altegris Equity Long Short Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(47)	Investment Advisory Agreement between Wright Fund Management, LLC and the Registrant, with respect to the Sierra Tactical Core Income Fund previously filed on December 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 343, and hereby incorporated by reference.
(d)(48)	Investment Advisory Agreement between Princeton Fund Advisors, LLC, Eagle Global Advisors, LLC and the Registrant, with respect to the Eagle MLP Strategy Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(49)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Visium Asset Management LP, with respect to the Altegris Equity Long Short Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.

(d)(50)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and the Registrant, with respect to the Sandalwood Opportunity Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(51)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Sandalwood Securities, Inc., with respect to the Sandalwood Opportunity Fund previously filed on October 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 543, and hereby incorporated by reference.
(d)(52)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Deer Park Road Management, LP, with respect to the Sandalwood Opportunity Fund previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 658, and hereby incorporated by reference.
(d)(53)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Acuity Capital Management, LLC, with respect to the Sandalwood Opportunity Fund previously filed on November 20, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 561, and hereby incorporated by reference.
(d)(54)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and MidOcean Credit Fund Management, L.P., with respect to the Sandalwood Opportunity Fund previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(d)(55)	Interim Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Whippoorwill Capital Management LP, with respect to the Sandalwood Opportunity Fund previously filed on July 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 729, and hereby incorporated by reference.
(d)(56)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and RockView Management, LLC, with respect to the Altegris Fixed Income Long Short Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(57)	Investment Advisory Agreement between The Pacific Financial Group, LLC and the Registrant, with respect to the Pacific Financial Alternative Strategies Fund, Pacific Financial Flexible Growth & Income Fund, Pacific Financial Balanced Fund, Pacific Financial Foundational Asset Allocation Fund, Pacific Financial Faith & Values Based Moderate Fund, Pacific Financial Faith & Values Based Conservative Fund and Pacific Financial Faith & Values Based Diversified Growth Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(58)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Hedged Income Fund previously filed on February 12, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 459, and hereby incorporated by reference.
(d)(59)	Investment Advisory Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Global Equity Fund and CMG Managed High Yield Fund previously filed on May 1, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 485, and hereby incorporated by reference.
(d)(60)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Alpha Simplex Group, LLC, with respect to the CMG Global Equity Fund previously filed on October 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 648, and hereby incorporated by reference.

(d)(61)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Tactical Fixed Income Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(62)	Assignment and Consent between the Registrant, Emerald Asset Advisors, LLC and Crow Point Partners, LLC previously filed on March 7, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 469, and hereby incorporated by reference.
(d)(63)	Advisory Fee Waiver between Traub Capital Management, LLC. and the Registrant, with respect to The FX Strategy Fund previously filed on April 30, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 480, and hereby incorporated by reference.
(d)(64)	Investment Advisory Agreement between Giralda Advisors, LLC and the Registrant, with respect to The Giralda Fund previously filed on May 30, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 488, and hereby incorporated by reference.
(d)(65)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Duration Neutral Bond Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(66)	Investment Sub-Advisory Agreement between Clark Capital Management Group, Inc. and Main Point Advisors, Inc., with respect to the Navigator Duration Neutral Bond Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(67)	Interim Investment Advisory Agreement between Probabilities Fund Management, LLC and Registrant with respect to the Probabilities Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d)(68)	Investment Advisory Agreement between W.E. Donoghue & Co., Inc. and the Registrant, with respect to the Power Dividend Index Fund previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(d)(69)	Advisory Fee Waiver Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on July 25, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 507, and hereby incorporated by reference.
(d)(70)	Investment Advisory Agreement between Portfolio Strategies, Inc. and the Registrant, with respect to the PSI Calendar Effects Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(71)	Investment Advisory Agreement between Dearborn Capital Management L.L.C. and the Registrant, with respect to the Grant Park Multi-Alternative Strategy Fund previously filed on December 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 570, and hereby incorporated by reference.
(d)(72)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to the Altegris/AACA Real Estate Long Short previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(d)(73)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and American Assets Investment Management, LLC, with respect to Altegris/AACA Real Estate Long Short Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.

(d)(74)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and J.P. Morgan Investment Management, Inc., with respect to Altegris Macro Strategy Fund and Altegris Managed Futures Strategy Fund previously filed on October 28, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 551, and hereby incorporated by reference.
(d)(75)	Investment Advisory Agreement between Genesis Capital, LLC, with respect to Anchor Alternative Income Fund previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(d)(76)	Investment Sub-Advisory Agreement between Genesis Capital, LLC and Anchor Capital Management, Group, Inc., with respect to Anchor Alternative Income Fund previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(d)(77)	Investment Advisory Agreement between Giralda Advisors, LLC and the Registrant, with respect to the Giralda Risk-Managed Growth Fund previously filed on February 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 593, and hereby incorporated by reference.
(d)(78)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to the Navigator Sentry Managed Volatility Fund previously filed on February 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 591, and hereby incorporated by reference.
(d)(79)	Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to the Navigator Tactical Fixed Income Fund previously filed on July 11, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614, and hereby incorporated by reference. Fifth Amendment to Investment Advisory Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Tactical Fixed Income Fund previously filed on August 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1205, and hereby incorporated by reference.
(d)(80)	Investment Advisory Agreement between Astor Investment Management, LLC and the Registrant, with respect to the Astor Macro Alternative Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(81)	Investment Sub-Advisory Agreement between Dearborn Capital Management and EMC Capital Management, with respect to Grant Park Multi-Alternative Strategies Fund is filed herewith.
(d)(82)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Chilton Investment Company, with respect to the Altegris Equity Long Short Fund previously filed on August 22, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 625, and hereby incorporated by reference.
(d)(83)	Investment Advisory Agreement between the Registrant and Leader Capital Corp., with respect to Leader Global Bond Fund previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(d)(84)	Investment Advisory Agreement between the Registrant and Genesis Capital LLC, with respect to Anchor Tactical Municipal Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(85)	Investment Sub-Advisory Agreement between Genesis Capital LLC and Anchor Capital Management Group, Inc., with respect to the Anchor Tactical Municipal Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.

(d)(86)	Investment Advisory Agreement between the Registrant and Princeton Fund Advisors, LLC with respect to the Athena Behavioral Tactical Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(d)(87)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and AthenaInvest Advisors LLC, with respect to the Athena Behavioral Tactical Fund previously filed on October 12, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 881, and hereby incorporated by reference.
(d)(88)	Amendment to the Investment Advisory Agreement between CMG Capital Management Group, Inc., and Registrant with respect to the CMG Tactical Bond Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(89)	Amendment to the Investment Advisory Agreement between CMG Capital Management Group, Inc., and Registrant with respect to the CMG Global Equity Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(90)	Amendment to the Investment Advisory Agreement between BTS Asset Management, Inc. and Registrant with respect to the BTS Hedged Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(91)	Amendment to the Investment Advisory Agreement between Ascendant Advisors, LLC, and Registrant with respect to the Ascendant Deep Value Convertibles Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(92)	Amendment to the Investment Advisory Agreement between Genesis Capital LLC, and Registrant with respect to the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(93)	Amendment to the Investment Advisory Agreement between W.E. Donoghue & Co. Inc., and Registrant with respect to the Power Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(94)	Amendment to the Investment Advisory Agreement between Clark Capital Management Group, Inc. and Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(d)(95)	Amendment to the Investment Advisory Agreement between BTS Asset Management, Inc. and Registrant with respect to the BTS Tactical Fixed Income Fund previously filed on March 9, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 693, and hereby incorporated by reference.
(d)(96)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and MAST Capital Management, LLC, with respect to the Altegris Fixed Income Long Short Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(d)(97)	Investment Advisory Agreement between Ladenburg Thalmann Asset Management, Inc. and Registrant with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund previously filed on September 1, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No, 749, and hereby incorporated by reference.

(d)(98)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on September 8, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 750, and hereby incorporated by reference.
(d)(99)	Investment Advisory Agreement between Dearborn Capital Management, LLC and Registrant with respect to Grant Park Absolute Return Fund and Grant Park Fixed Income Fund previously filed on April 30, 2015 to the Registrant’s Registration Statement and hereby incorporated by reference.
(d)(100)	Investment Sub-Advisory Agreement between Dearborn Capital Management, LLC and Revolution Capital Management, LLC previously filed on August 7, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 734, and hereby incorporated by reference.
(d)(101)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Deer Park Road Management Company, LP, with respect to Deer Park Total Return Credit Fund previously filed on October 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 762, and hereby incorporated by reference.
(d)(102)	Investment Sub-Advisory Agreement between Dearborn Capital Management, LLC and Middleton Dickinson Capital Management, LLC, with respect to Grant Park Fixed Income Fund previously filed on July 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 737, and hereby incorporated by reference.
(d)(103)	Advisory Fee Waiver Agreement between Dearborn Capital Management, LLC and the Registrant, with respect to Grant Park Fixed Income Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(d)(104)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AFES Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d)(105)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AGMS Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d)(106)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Registrant with respect to AMFS Fund Limited, previously filed on October 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 768, and hereby incorporated by reference.
(d) (107)	Amendment to the Investment Advisory Agreement between Dearborn Capital Management, Inc. and Registrant with respect to the Grant Park Managed Futures Strategy previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (108)	Amendment to the Investment Advisory Agreement between The Pacific Financial Group, LLC and Registrant with respect to the Pacific Financial Strategic Conservative Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (109)	Amendment to the Investment Advisory Agreement between Genesis Capital, LLC and Registrant with respect to the Armor Alternative Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.

(d) (110)	Amendment to the Investment Advisory Agreement between Giralda Advisors, LLC and Registrant with respect to the Giralda Risk Managed Fund previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(d) (111)	Amendment to the Investment Advisory Agreement between Clark Capital Management Group, Inc. and Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 791, and hereby incorporated by reference.
(d) (112)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Registrant with respect to Princeton Premium Fund previously filed on November 2, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 887, and hereby incorporated by reference.
(d)(113)	Investment Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Horse Cove Partners, LLC, with respect to Princeton Premium Fund previously filed on November 2, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 887, and hereby incorporated by reference.
(d)(114)	Investment Advisory Agreement between W.E Donoghue & Co. Inc., and Power Momentum Index Fund previously filed on May 26, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 833, and hereby incorporated by reference.
(d)(115)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Convector Capital Management, LP with respect to the Altegris Equity Long Short Fund previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(d)(116)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Cramer Rosenthal McGlynn LLC with respect to the Altegris Equity Long Short Fund previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(d) (117)	Interim Sub-Advisory Agreement between Princeton Fund Advisors, LLC and Shelton Capital Management, with respect to the Sandalwood Opportunity Fund previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(d)(118)	Investment Advisory Agreement between Altegris Advisors, L.L.C., and Altegris GSA Trend Strategy Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(d)(119)	Investment Advisory Agreement between Princeton Fund Advisors, LLC, and Princeton Long/Short Treasury Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(d)(120)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Centurion Investment Management, LLC with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(121)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and GSA Capital Partners LLP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(122)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and QMS Capital Management, LP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.

(d)(123)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Three Rock Capital Management, Limited with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(124)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Millburn Corporation with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(125)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and GSA Capital Partners LLP with respect to the Altegris GSA Trend Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(d)(126)	Investment Advisory Agreement between AlphaCore Capital, and the Registrant with respect to the AlphaCore Absolute Fund previously filed on December 30, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 913, and hereby incorporated by reference.
(d)(127)	Investment Advisory Agreement between Leader Capital Corporation, and Leader Floating Rate Fund previously filed on January 3, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 915, and hereby incorporated by reference.
(d)(128)	Investment Sub-Advisory Agreement between Ascendant Advisors, LLC and AssetOne, LLC with respect to the Ascendant Tactical Yield Fund previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 924, and hereby incorporated by reference.
(d)(129)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and Crabel Capital Management, LLC with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(130)	Investment Sub-Advisory Agreement between Altegris Advisors, L.L.C. and PhaseCapital LP with respect to the Altegris Managed Futures Strategy Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(131)	Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Mauldin Solutions, LLC with respect to the CMG Mauldin Solutions Core Fund previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 965, and hereby incorporated by reference.
(d)(132)	Investment Advisory Agreement between AlphaCore Capital, LLC and AlphaCore Statistical Arbitrage Fund previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(d)(133)	Investment Advisory Agreement between W.E. Donoghue & Co., LLC, Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund previously filed on October 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,019, and hereby incorporated by reference.
(d)(134)	Investment Advisory Agreement between The Pacific Financial Group, LLC and RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® Tactical 0-30 Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® PFG 30+ Fund, RiskPro® 30+ Fund and RiskPro® Aggressive 30+ Fund previously filed on September 15, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,008, and hereby incorporated by reference.

(d)(135)	Investment Advisory Agreement between Toews Corporation and Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(d)(136)	Investment Advisory Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on June 29, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,099, and hereby incorporated by reference. Amendment to Investment Advisory Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on October 28, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,234, and hereby incorporated by reference.
(d)(137)	Investment Advisory Agreement between BTS Asset Management, Inc. and BTS Managed Income Fund previously filed on March 5, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,072, and hereby incorporated by reference.
(d)(138)	Investment Advisory Agreement between Altegris Advisors, LLC and Altegris/AACA Opportunistic Real Estate Fund and Altegris/AACA Real Estate Income Fund previously filed on July 27, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,106, and hereby incorporated by reference.
(d)(139)	Investment Sub-Advisory Agreement between Altegris Advisors, LLC and American Assets Capital Advisers, LLC with respect to the Altegris/AACA Opportunistic Real Estate Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(d)(140)	Investment Sub-Advisory Agreement between Altegris Advisors, LLC and American Assets Capital Advisers, LLC with respect to the Altegris/AACA Real Estate Fund previously filed on July 27, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,106, and hereby incorporated by reference.
(d)(141)

Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Municipal Fund is previously filed on January 28, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,158, and hereby incorporated by reference.

Amendment to Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Municipal Fund previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1419, and hereby incorporated by reference.

(d)(142)	Investment Advisory Agreement between Clark Capital Management Group, LLC and Navigator Ultra Short Term Bond Fund previously filed on March 12, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,175, and hereby incorporated by reference.
(d)(143)	Investment Advisory Agreement between Zeo Capital Advisors, LLC and Zeo Sustainable Credit Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(d)(144)	Investment Advisory Agreement between P/E Global LLC and The Global Rates Fund previously filed on August 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1203, and hereby incorporated by reference.

(d)(145)

Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Bond Fund previously filed on September 3, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,215, and hereby incorporated by reference.

Amendment to the Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Bond Fund previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1419, and hereby incorporated by reference.

(d)(146)	Investment Advisory Agreement between Princeton Fund Advisors, LLC and Princeton Adaptive Premium Fund previously filed on August 28, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1435, and hereby incorporated by reference.
(d)(147)	Investment Advisory Agreement between The Pacific Financial Group, LLC and PFG American Funds Growth Strategy Fund, PFG American Funds Conservative Income Strategy Fund, PFG BR Equity ETF Strategy Fund, PFG Sector Equity Business Cycle Strategy Fund, PFG Equity Index focused Strategy Fund and PFG Tactical Income Strategy Fund previously filed on May 1, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,279, and hereby incorporated by reference.
(d)(148)	Investment Advisory Agreement between Clark Capital Management Group, Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond Fund previously filed on April 27, 2021 to the Registrant’s Registration in Post- Effective Amendment No. 1,342, and hereby incorporated by reference.
(d)(149)	Investment Advisory Agreement between Wright Fund Management, LLC, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund and Sierra Tactical Risk Spectrum 70 Fund previously filed on May 14, 2021 to the Registrant’s Registration in Post- Effective Amendment No. 1,358, and hereby incorporated by reference.
(d)(150)	Investment Advisory Agreement between AthenaInvest Advisors LLC and Athena Behavioral Tactical Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(d)(151)	Investment Advisory Agreement between Altegris Advisors, L.L.C. and Altegris Futures Evolution Strategy Fund and Altegris/AACA Real Estate Opportunistic Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(d)(152)	First Amendment to Investment Advisory Agreement between Pacific Financial Group, LLC and PFG American Funds Growth Strategy Fund, PFG American Funds Conservative Income Strategy Fund, PFG BR Equity Strategy Fund, PFG Sector Equity Business Cycle Strategy Fund, PFG Equity Index Focused Strategy Fund, PFG Tactical Income Strategy Fund, PFG Fidelity Institutional AM® Bond ESG Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund and PFG Invesco® Thematic ESG Strategy Fund previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No.1386.
(d)(153)	Investment Advisory Agreement between Altegris Advisors, LLC and Altegris Crabel Multi-Strategy Fund previously filed on December 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1415, and hereby incorporated by reference.
(d)(154)	Investment Advisory Agreement between the Registrant and Osterweis Capital Management, LLC, Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund previously filed on October 24, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1406, and hereby incorporated by reference.
(d)(155)	Seventh Amendment to Investment Advisory Agreement between Registrant and CMG Capital Management Group with respect to CMG Mauldin Core Fund previously filed on November 1, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1408, and hereby incorporated by reference.
(d)(156)	Second Amendment to the Investment Advisory Agreement between Donoghue Forlines LLC and Registrant previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1416, and hereby incorporated by reference.
(d)(157)	Investment Advisory Agreement between Wright Fund Management, LLC and Sierra Tactical Core Growth Fund previously filed on September 27, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1437, and hereby incorporated by reference.

(d)(158)	Investment Advisory Agreement between Pacific Financial Group, LLC and the Registrant, with respect to PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund to be filed by subsequent amendment.
(d)(159)	Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to BTS Enhanced Equity Income Fund to be filed by subsequent amendment.
(d)(160)	Investment Advisory Agreement between Ocean Park Asset Management, LLC and the Registrant, with respect to Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF to be filed by subsequent amendment.
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(e)(2)	Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to The Leader Short-Term Bond Fund, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference. Amendment to Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to Leader Global Bond Fund, Leader Total Return Fund and Princeton Futures Strategy Fund previously filed on June 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 721, and hereby incorporated by reference.
(e)(3)	Underwriting Agreement between the Registrant and ALPS Distribution, Inc. with respect to 13D Activist Fund, previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(e)(4)	Underwriting Agreement between the Registrant and Ladenburg Thalmann & Co. Inc. with respect to Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund previously filed on January 23, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1446, and hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts - NONE
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.
(g)(2)	Custody Agreement between the Registrant and the First National Bank of Omaha is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007 and hereby incorporated by reference.
(g)(3)	Amended and Restated Global Custody Agreement between the Registrant and Union Bank, N.A., previously filed on November 13, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1312, and hereby incorporated by reference.
(g)(4)	Custody Agreement between the Registrant and Fifth Third Bank, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(g)(5)	Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. previously filed on August 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 302, and hereby incorporated by reference.
(g)(6)	Custody Agreement between the Registrant and U.S. Bank National Association previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.

(h)(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, dated June 22, 2011, previously filed on September 27, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 535, and hereby incorporated by reference.
(h)(2)	Amended Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Fund and Critical Math Advisors LLC previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.
(h)(3)	Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 605, and hereby incorporated by reference.
(h)(4)	Expense Limitation Agreement between the Registrant, with respect to the Pacific Financial Faith & Values Based Moderate Fund was previously filed on August 26, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 628, and hereby incorporated by reference.
(h)(5)	Revised Expense Limitation Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC previously filed on March 9, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 694, and hereby incorporated by reference.
(h)(6)	Custody Administration Agreement between Registrant and the Administrator, with respect to certain Funds of the Trust that use First National Bank of Omaha as Custodian, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007 and hereby incorporated by reference.
(h)(7)	Expense Limitation Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.
(h)(8)	Expense Limitation Agreement between the Registrant, with respect to the Wade Tactical Long/Short Fund and Wade Financial Group previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(h)(9)	Revised Expense Limitation Agreement between Toews Corporation and Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Tactical Growth Allocation Fund, Toews Tactical Defensive Alpha Fund, Toews Unconstrained Income Fund previously filed on October 23, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1309, and hereby incorporated by reference.
(h)(10)	Expense Limitation Agreement between the Registrant, with respect to Leader Short-Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(h)(11)	Expense Limitation Agreement between the Registrant, with respect to the CMG Absolute Return Strategies Fund and CMG Capital Management Group, Inc. previously filed on March 9, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 80, and hereby incorporated by reference. Expense Limitation Agreement between the Registrant, with respect to the CMG SR Tactical Bond Fund and CMG Capital Management Group, Inc. as last updated on June 17, 2013 previously filed on June 17, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 496, and hereby incorporated by reference.

(h)(12)	Expense Limitation Agreement between the Registrant, with respect to the GMG Defensive Beta Fund and Montebello Partners, LLC previously filed on July 27, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 728, and hereby incorporated by reference.
(h)(13)	Revised Expense Limitation Agreement between the Registrant, with respect to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, and Astor Investment Management, LLC previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(h)(14)	Expense Limitation Agreement between the Registrant, with respect to Equinox MutualHedge Futures Strategy Fund and Equinox Fund Management, LLC previously filed on September 1, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No, 749, and hereby incorporated by reference.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to Investment Partners Opportunities Fund and Investment Partners Asset Management, Inc. previously filed on April 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 606, and hereby incorporated by reference.
(h)(16)	Expense Limitation Agreement between the Registrant, with respect to Princeton Futures Strategy Fund and Princeton Fund Advisors, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(h)(17)	Expense Limitation Agreement between the Registrant, with respect to Leader Total Return Fund and Leader Capital Corp. previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(h)(18)	Expense Limitation Agreement between the Registrant and Altegris Advisors, L.L.C., with respect to Altegris Managed Futures Strategy Fund and Altegris Advisors, L.L.C. previously filed on March 9, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 811, and hereby incorporated by reference.
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Floating Rate Index Fund, Power Dividend Mid-Cap Index Fund, Power Global Tactical Allocation/JAForlines Fund and W.E. Donoghue & Co., Inc. previously filed on October 28, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,234, and hereby incorporated by reference.
(h)(20)	Revised Expense Limitation Agreement between the Registrant, with respect to PSI All Asset Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund previously filed on October 25, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1233, and hereby incorporated by reference.
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(22)	Amended Expense Limitation Agreement between the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.
(h)(23)	Expense Limitation Agreement between Logan Circle Partners, L.P. and the Registrant, with respect to Fortress Long/Short Credit Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.

(h)(24)	Amended Expense Limitation Agreement between Bee previously filed on April 17, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1268, and hereby incorporated by reference.
(h)(25)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference. Revised Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on April 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1392, and hereby incorporated by reference.
(h)(26)	Amended Expense Limitation Agreement between Dearborn Capital Management, L.L.C. and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on July 11, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614, and hereby incorporated by reference.
(h)(27)	Amended Expense Limitation Agreement between Dearborn Capital Management, LLC and the Registrant with respect to the Grant Park Multi-Alternative Strategies Fund previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post- Effective Amendment No. 1382, and hereby incorporated by reference.
(h)(28)	Expense Limitation Agreement between Genesis Capital LLC and the Registrant, with respect to Granite Harbor Alternative Fund and Granite Harbor Tactical Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(29)	Expense Limitation Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Macro Strategy Fund and Altegris Equity Long Short Fund previously filed on March 9, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 811, and hereby incorporated by reference.
(h)(30)	Expense Limitation Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Short Duration Income Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(h)(31)	Expense Limitation Agreement between Giralda Advisors, LLC and the Registrant, with respect to The Giralda Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(h)(32)	Expense Limitation Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 658, and hereby incorporated by reference.
(h)(33)	Expense Limitation Agreement between Makefield Capital Management, LLC and the Registrant, with respect to Makefield Managed Futures Strategy Fund, previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(h)(34)	Expense Limitation Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund, Ascendant Deep Value Convertibles Fund and Patriot Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.

(h)(35)	Expense Limitation Agreement between Altegris Advisors, L.L.C. and the Registrant, with respect to Altegris Futures Evolution Strategy Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(36)	Expense Limitation Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Sector Rotation Fund previously filed on November 28, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 337, and hereby incorporated by reference.
(h)(37)	Expense Limitation Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Tactical Equity Strategy Fund, CMG Global Equity Fund and CMG Managed High Yield Fund previously filed on April 30, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.
(h)(38)	Expense Limitation Agreement between Wright Fund Management and the Registrant, with respect to the Tactical Core Income Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 954, and hereby incorporated by reference.
(h)(39)	Form of Revised Expense Limitation Agreement between Princeton Fund Advisors, LLC, Eagle Global Advisors, LLC and the Registrant, with respect to the Eagle MLP Strategy previously filed on July 24, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,104, and hereby incorporated by reference.
(h)(40)	Expense Limitation Agreement between Princeton Fund Advisors, LLC, and the Registrant with respect to the Sandalwood Opportunity Fund previously filed on January 28, 2014 to the Registrant’s Registration Statement in Amendment No. 586, and hereby incorporated by reference.
(h)(41)	Expense Limitation Agreement between Altegris Advisors, L.L.C., and the Registrant with respect to the Altegris Fixed Income Long Short Fund and Altegris Multi-Strategy Alternative Fund previously filed on April 30, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.
(h)(42)	Expense Limitation Agreement between BTS Asset Management, Inc. and the Registrant with respect to the BTS Tactical Fixed Income Fund previously filed on April 22, 2016 to the Registrant’s Registration Statement in Amendment No. 815, and hereby incorporated by reference.
(h)(43)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Duration Neutral Bond Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(h)(44)	Interim Expense Limitation Agreement between Probabilities Fund Management, LLC and the Registrant with respect to the Probabilities Fund previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(h)(45)	Expense Limitation Agreement between Altegris Advisors, LLC and the Registrant with respect to the Altegris/AACA Real Estate Long Short Fund previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(h)(46)	Expense Limitation Agreement between Genesis Capital, LLC and the Registrant with respect to the Anchor Alternative Income Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.

(h)(47)	Expense Limitation Agreement between Giralda Advisors, LLC and the Registrant with respect to the Giralda Risk-Managed Growth Fund previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(h)(48)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Sentry Managed Volatility Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(49)

Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on October 3, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 876, and hereby incorporated by reference.

Revised Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on November 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1410, and hereby incorporated by reference.

Revised Expense Limitation Agreement between Astor Investment Management, LLC and the Registrant with respect to the Astor Macro Alternative Fund previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1417, and hereby incorporated by reference.

(h)(50)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant with respect to the Navigator Tactical Fixed Income Fund previously filed on January 23, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 659, and hereby incorporated by reference.
(h)(51)	Expense Limitation Agreement between Leader Capital Corp. and the Registrant with respect to the Leader Global Bond Fund previously filed on October 29, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 648, and hereby incorporated by reference.
(h)(52)	Expense Limitation Agreement between Genesis Capital LLC and the Registrant with respect to the Anchor Tactical Municipal Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(h)(53)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and the Registrant with respect to the Athena Behavioral Tactical Fund previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(h)(54)	Expense Limitation Agreement between Dearborn Capital Management, LLC and the Registrant with respect to the Grant Park Absolute Return and Grant Park Fixed Income previously filed on January 25, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 923, and hereby incorporated by reference.
(h)(55)	Revised Expense Limitation Agreement between Ladenburg Thalmann Asset Management, Inc. and Registrant with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund previously filed on October 23, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1308, and hereby incorporated by reference.
(h)(56)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Deer Park Total Return Credit Fund previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 954, and hereby incorporated by reference.

(h)(57)	Consulting Agreement between Northern Lights Compliance Services, LLC and Registrant previously filed on August 7, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 734, and hereby incorporated by reference.
(h)(58)	Expense Limitation Agreement between Probabilities Fund Management and Registrant with respect to the Probabilities Fund is previously filed on December 31, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 789, and hereby incorporated by reference.
(h)(59)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Princeton Premium Fund previously filed on January 25, 2021to the Registrant’s Registration Statement in Post Effective Amendment No. 1322, and hereby incorporated by reference.
(h)(60)	Expense Limitation Agreement between Altegris Advisors, LLC and Registrant with respect to the Altegris Multi-Strategy Alternative Fund is previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(h)(61)	Amended Expense Limitation Agreement between Princeton Fund Advisors, LLC and Registrant with respect to the Princeton Futures Strategy Fund previously filed on July 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 847, and hereby incorporated by reference.
(h)(62)	Amendment to the Fund Services Agreement between the Registrant and Gemini Fund Services, LLC previously filed on September 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 873, and hereby incorporated by reference.
(h)(63)	Expense Limitation Agreement between Altegris Advisors, LLC and Registrant with respect to the Altegris GSA Trend Strategy Fund previously filed on April 19, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 960, and hereby incorporated by reference.
(h)(64)	Expense Limitation Agreement between Toews Corporation and Registrant with respect to the Toews Tactical Defensive Alpha Fund previously filed on October 12, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 881, and hereby incorporated by reference.
(h)(65)	Expense Limitation Agreement between AlphaCore Absolute, LLC, and Registrant with respect to AlphaCore Absolute Return Fund, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 885, and hereby incorporated by reference.
(h)(69)	Expense Limitation Agreement between Princeton Fund Advisors, LLC, and Registrant with respect to Princeton Long/Short Treasury Fund, previously filed on March 10, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 953, and hereby incorporated by reference.
(h)(70)	Expense Limitation Agreement between Leader Capital Corporation, and Registrant with respect to Leader Floating Rate Fund, previously filed on January 3, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 915, and hereby incorporated by reference.
(h)(71)	Expense Limitation Agreement between AlphaCore Capital, LLC, and Registrant with respect to AlphaCore Statistical Arbitrage Fund, previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(h)(72)	Expense Limitation Agreement between W.E. Donoghue & CO., LLC, and Registrant with respect to Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund, previously filed on October 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,019, and hereby incorporated by reference.

(h)(73)	Expense Limitation Agreement between Toews Corporation and Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(h)(74)	Expense Limitation Agreement between W.E Donoghue & Co., LLC and Power Global Tactical Allocation/JAFlorines Fund previously filed on June 29, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,099, and hereby incorporated by reference.
(h)(75)	Expense Limitation Agreement between BTS Asset Management, Inc. and BTS Managed Income Fund previously filed on March 5, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,072, and hereby incorporated by reference.
(h)(76)	Expense Limitation Agreement between Altegris Advisors, LLC and Altegris/AACA Real Estate Income Fund previously filed on April 3, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,177, and hereby incorporated by reference.
(h)(77)	Form of Expense Limitation Agreement between Wright Fund Management, LLC and Sierra Tactical Municipal Fund previously filed on December 26, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,145, and hereby incorporated by reference.
(h)(78)	Expense Limitation Agreement between Clark Capital Management Group, LLC and Navigator Ultra Short Bond Fund previously filed on March 14, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,178, and hereby incorporated by reference. Revised Expense Limitation Agreement between Clark Capital Management Group, Inc and Registrant with respect to the Navigator Ultra Short Bond Fund previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1390, and hereby incorporated by reference.
(h)(79)	Expense Limitation Agreement between Zeo Capital Advisors, LLC and Zeo Sustainable Credit Fund previously filed on July 26, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,201 and hereby incorporated by reference.
(h)(80)	Expense Limitation Agreement between P/E Global, LLC and The Global Rates Fund previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1205, and hereby incorporated by reference.
(h)(81)	Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,206, and hereby incorporated by reference.
(h)(82)	Expense Limitation Agreement between Wright Fund Management, LLC and Sierra Tactical Bond Fund LLC previously filed on October 21, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,230, and hereby incorporated by reference.
(h)(83)	Expense Limitation Agreement between Princeton Fund Advisors, LLC and Princeton Adaptive Premium Fund is filed herewith.
(h)(84)	Second Amendment to the ETF Fund Services Agreement between the Registrant and Gemini Fund Services dated January 1, 2020 previously filed on October 26, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,310, and hereby incorporated by reference.
(h)(85)	Third Amendment to the Fund Services Agreement between the Registrant and Gemini Fund Services dated January 1, 2020 previously filed on October 27, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,311, and hereby incorporated by reference.

(h)(86)	Expense Limitation Agreement between Clark Capital Management Group, Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond Fund previously filed on April 28, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,346, and hereby incorporated by reference.
(h)(87)	Expense Limitation Agreement between Wright Fund Management, LLC and Registrant with respect to Sierra Tactical All Asset Fund, Sierra Tactical Bond Fund, Sierra Tactical Core Income Fund, Sierra Tactical Municipal Fund, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund, Sierra Tactical Risk Spectrum 70 Fund and Sierra Tactical Core Growth Fund previously filed on September 27, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1437, and hereby incorporated by reference.
(h)(88)	Expense Limitation Agreement between Wright Fund Management, LLC and Registrant with respect to Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund and Sierra Tactical Risk Spectrum 70 Fund previously filed on May 14, 2021 to the Registrant’s Registration in Post- Effective Amendment No. 1,358, and hereby incorporated by reference.
(h)(89)	Expense Limitation Agreement between AthenaInvest Advisors LLC and Registrant with respect to Athena Behavioral Tactical Fund previously filed on March 24, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,338, and hereby incorporated by reference.
(h)(90)	Fund of Funds Investment Agreement between The RBB Fund, Inc., Wright Fund Management, LLC and the Registrant with respect to Sierra Tactical All Asset Fund and Sierra Tactical Core Income Fund previously filed on June 4, 2021 to the Registrant’s Registration in Post-Effective Amendment No. 1,360, and hereby incorporated by reference.
(h)(91)	Expense Limitation Agreement between CMG Capital Management Group, Inc. and the Registrant, with respect to the CMG Mauldin Core Fund, CMG Tactical All Asset Strategy Fund and CMG Tactical Bond Fund previously filed on July 30, 2021 to the Registrant’s Registration in Post-Effective Amendment No. 1,364, and hereby incorporated by reference.
(h)(92)	Fund of Funds Investment Agreement between Blackrock ETF Trust, Blackrock ETF Trust II and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1382, and hereby incorporated by reference.
(h)(93)	Fund of Funds Investment Agreement between Direxion Shares ETF Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1382, and hereby incorporated by reference.
(h)(94)	Form of Fund of Funds Investment Agreement between Fidelity Merrimack Street Trust, Fidelity Covington Trust, Fidelity Commonwealth Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1383, and hereby incorporated by reference.
(h)(95)	Form of Fund of Funds Investment Agreement between Direxion Funds and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1383, and hereby incorporated by reference.
(h)(96)

Fund of Funds Investment Agreement between Invesco Exchange-Traded Fund Trust,

Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust,

Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Exchange-Traded Self-Indexed Fund Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1383, and hereby incorporated by reference.

(h)(97)	Fund of Funds Investment Agreement between Krane Shares Trust and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1384, and hereby incorporated by reference.

(h)(98)	Fund of Funds Investment Agreement between ProFunds and the Registrant previously filed on January 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1384, and hereby incorporated by reference.
(h)(99)	Fund of Funds Investment Agreement between ProShares Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1385, and hereby incorporated by reference.
(h)(100)	Fund of Funds Investment Agreement between Schwab Strategic Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1385, and hereby incorporated by reference.
(h)(101)	Fund of Funds Investment Agreement between The Select Sector SPDR Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1385, and hereby incorporated by reference.
(h)(102)	Fund of Funds Investment Agreement between SPDR Series Trust, SPDR Index Shares Funds, SSGA Active Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1386, and hereby incorporated by reference.
(h)(103)	Fund of Funds Investment Agreement between SPDR S&P 500 ETF Trust, SPDR Dow Jones Industrial Average ETF Trust and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1386, and hereby incorporated by reference.
(h)(104)	Fund of Funds Investment Agreement between Vanguard Fund and the Registrant previously filed on January 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1386, and hereby incorporated by reference.
(h)(105)	Fund Services Agreement between Ultimus Fund Solutions, LLC and the Registrant previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1388, and hereby incorporated by reference.
(h)(106)	ETF Fund Services Agreement between Ultimus Fund Solutions, LLC and Registrant previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1388, and hereby incorporated by reference.
(h)(107)	Revised Expense Limitation Agreement between Probabilities Fund Management, LLC and Registrant with respect to the Probabilities Fund previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1389, and hereby incorporated by reference.
(h)(108)	Expense Limitation Agreement between Clark Capital Management Group, Inc. and Registrant with respect to Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond Fund previously filed on April 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1393, and hereby incorporated by reference.
(h)(109)	Expense Limitation Agreement between Altegris Advisors, LLC and Altegris Crabel Multi-Strategy Fund previously filed on December 27, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1415, and hereby incorporated by reference.
(h)(110)	Expense Limitation Agreement between Osterweis Capital Management, LLC and Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund previously filed on October 25 2022 to the Registrant’s Registration in Post-Effective Amendment No. 1407, and hereby incorporated by reference.

(h)(111)

Operating Expense Limitation Agreement between Registrant on behalf of PFG American Funds® Conservative Income Strategy Fund, PFG American Funds® Growth Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy Fund, PFG Fidelity Institutional AM® Equity Sector Strategy Fund, PFG Fidelity Institutional AM® Bond ESG Strategy Fund, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG BR Equity ESG Strategy Fund, PFG Janus Henderson® Balanced Strategy Fund, PFG Invesco® Thematic ESG Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG Tactical Income Strategy Fund and PFG PIMCO Active Core Bond Strategy Fund

and Pacific Financial Group, LLC previously filed on January 26, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1418, and hereby incorporated by reference.

(h)(112)	Expense Limitation Agreement between Pacific Financial Group, LLC and the Registrant, with respect to PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund to be filed by subsequent amendment.
(h)(113)	First Amendment to Administrative Services Agreement between Pacific Financial Group, LLC and the Registrant with respect to all PFG Funds previously filed on February 5, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1451, and hereby incorporated by reference.
(h)(114)	Expense Limitation Agreement between BTS Asset Management, Inc. and the Registrant, with respect to BTS Enhanced Equity Income Fund to be filed by subsequent amendment.
(h)(115)	Expense Limitation Agreement between Ocean Park Asset Management, LLC and the Registrant, with respect to Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF to be filed by subsequent amendment.
(i)(1)	Legal Opinion previously filed on February 5, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1451, and hereby incorporated by reference.
(i)(2)	Consent of Counsel to be filed by subsequent amendment.
(j)(1)	Consents of Independent Auditor to be filed by subsequent amendment.
(j)(2)	Powers of Attorney of Anthony J. Hertl, Gary W. Lanzen, Mark Taylor, John V. Palancia, Mark D. Gersten, Mark Garbin and Kevin Wolf previously filed on June 30, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 981, and hereby incorporated by reference. Powers of Attorney of Andrew Rogers previously filed on September 1, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,001, and hereby incorporated by reference.
(j)(3)	Powers of Attorney of Anthony J. Hertl, Gary W. Lanzen, Mark Taylor, John V. Palancia, Andrew Rogers, Mark Garbin and Mark D. Gersten with respect to AMA Fund Ltd. previously filed on April 17, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 599, and hereby incorporated by reference.
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Master Distribution Shareholder Servicing Plan for Class A Shares previously filed on October 10, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 638, and hereby incorporated by reference.
(m)(2)	Master Distribution Shareholder Servicing Plan for Class A1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(3)	Master Distribution Shareholder Servicing Plan for Class C Shares previously filed on October 10, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 638, and hereby incorporated by reference.
(m)(4)	Master Distribution Shareholder Servicing Plan for Class I Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.

(m)(5)	Master Distribution Shareholder Servicing Plan for Class I1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(6)	Master Distribution Shareholder Servicing Plan for Class N Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(7)	Master Distribution Shareholder Servicing Plan for Class O Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(8)	Master Distribution Shareholder Servicing Plan for Class R Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(9)	Master Distribution Shareholder Servicing Plan for Class R-1 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(10)	Master Distribution Shareholder Servicing Plan for Class R-2 Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(11)	Master Distribution Shareholder Servicing Plan for Class W Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(12)	Master Distribution Shareholder Servicing Plan for Class Y Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(13)	Master Distribution Shareholder Servicing Plan for Institutional Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(14)	Revised Master Distribution Shareholder Servicing Plan for Investor Class Shares previously filed on October 21, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,231, and hereby incorporated by reference.
(m)(15)	Master Distribution Shareholder Servicing Plan for Manager Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(16)	Master Distribution Shareholder Servicing Plan for Non-designated Class Shares previously filed on May 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 720, and hereby incorporated by reference.
(m)(17)	Master Distribution Shareholder Servicing Plan for Retail Class Shares previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.
(m)(18)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. with respect to The 13D Activist Fund previously filed on March 3, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 595, and hereby incorporated by reference.
(m)(19)	Master Distribution Shareholder Servicing Plan for Class T Shares previously filed on May 5, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 968, and hereby incorporated by reference.
(m)(20)	Master ETF Distribution Shareholders Servicing Plan, previously filed on August 22, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1205, and hereby incorporated by reference.
(n)	Rule 18f-3 Plan to add PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund to be filed by subsequent amendment.

(n)(1)	Revised Rule 18f-3 Plan to add Sierra Tactical Municipal Fund previously filed on December 26, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,145, and hereby incorporated by reference.
(n)(2)	Form of Revised Rule 18f-3 Plan to add PFG Fidelity Institutional AM® Bond ESG Strategy, PFG Janus Henderson® Balanced Strategy, and PFG Invesco® Thematic Equity ESG Strategy previously filed on October 6, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,375, and hereby incorporated by reference.
(n)(3)	Rule 18f-3 Plan to add BTS Enhanced Equity Income Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF to be filed by subsequent amendment.
(p)(1)	Code of Ethics of Northern Lights Distributors, LLC, previously filed on August 10, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,109, and hereby incorporated by reference.
(p)(2)	Code of Ethics of Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(p)(3)	Code of Ethics of Biondo Investment Advisors, LLC, previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 882, and hereby incorporated by reference.
(p)(5)	Code of Ethics of Changing Parameters, LLC previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(p)(6)	Code of Ethics of The Pacific Financial Group, LLC previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.
(p)(7)	Code of Ethics of Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.
(p)(8)	Code of Ethics of Crow Point Partners, LLC, previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(9)	Code of Ethics of Kerns Capital Management, Inc. previously filed on October 12, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,128, and hereby incorporated by reference.
(p)(10)	Code of Ethics of Equinox Fund Management, LLC previously filed on September 25, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,126, and hereby incorporated by reference.
(p)(11)	Code of Ethics of Wade Financial Group, previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(p)(12)	Code of Ethics of Toews Corporation previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(13)	Code of Ethics of Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(p)(14)	Code of Ethics of CMG Capital Management Group, Inc. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.

(p)(15)	Code of Ethics of Traub Capital Management, LLC previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(16)	Code of Ethics of Bandon Capital Management, LLC previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(17)	Code of Ethics of Scotia Partners, Ltd. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(18)	Code of Ethics of Summit Portfolios Advisors, LLC previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.
(p)(19)	Code of Ethics of Montebello Partners, LLC previously filed on September 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.
(p)(20)	Code of Ethics of BTS Asset Management, LLC previously filed on October 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 882, and hereby incorporated by reference.
(p)(21)	Code of Ethics of National Asset Management, Inc., previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(22)	Code of Ethics of Investment Partners Asset Management, Inc. previously filed on October 2, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 107, and hereby incorporated by reference.
(p)(23)	Code of Ethics of Princeton Fund Advisors, LLC previously filed on April 7, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.
(p)(24)	Code of Ethics of 6800 Capital, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(25)	Code of Ethics of Congress Asset Management Company, LLP previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(26)	Code of Ethics of Chadwick & D’Amato, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(27)	Code of Ethics of 13D Management, LLC previously filed on July 8, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 164, and hereby incorporated by reference.
(p)(28)	Code of Ethics of Altegris Advisors, L.L.C. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(29)	Code of Ethics of W.E. Donoghue & Co., Inc. previously filed on October 24, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,129, and hereby incorporated by reference.
(p)(30)	Code of Ethics of Portfolio Strategies, Inc. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(31)	Code of Ethics of CWC Advisors, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.

(p)(32)	Code of Ethics of TransWestern Capital Advisors, LLC previously filed on October 25, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1130, and hereby incorporated by reference.
(p)(33)	Code of Ethics of Loomis, Sayles & Company, L.P., previously filed on July 2, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,100, and hereby incorporated by reference. Amended Code of Ethics of Loomis, Sayles & Company, L.P. previously filed on April 26, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1391, and hereby incorporated by reference.
(p)(34)	Code of Ethics of Beech Hill Advisors, Inc. previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(p)(35)	Code of Ethics of Clark Capital Management Group, Inc. previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.
(p)(36)	Code of Ethics of Dearborn Capital Management, L.L.C., previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(37)	Code of Ethics of Risk Paradigm Group, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.
(p)(38)	Code of Ethics of Genesis Capital, LLC previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.
(p)(39)	Code of Ethics of CWM, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(40)	Code of Ethics of Zeo Capital Advisors, LLC previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(p)(41)	Code of Ethics of Giralda Advisors, LLC previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.
(p)(42)	Code of Ethics of Van Hulzen Asset Management, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(43)	Code of Ethics of Ascendant Advisors, LLC previously filed on August 28, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 631, and hereby incorporated by reference.
(p)(44)	Code of Ethics of Winch Advisory Services, LLC previously filed on December 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 345, and hereby incorporated by reference.
(p)(45)	Code of Ethics of Absolute Private Wealth Management, LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.
(p)(46)	Code of Ethics of Horizon Cash Management LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.
(p)(47)	Code of Ethics of DoubleLine Capital LP was previously filed on October 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 318, and hereby incorporated by reference.

(p)(48)	Code of Ethics of Eagle Global Advisors, LLC previously filed on June 12, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 386, and hereby incorporated by reference.
(p)(49)	Code of Ethics of Sandalwood Securities, Inc. previously filed on January 23, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 576, and hereby incorporated by reference.
(p)(50)	Code of Ethics of RockView Management, LLC previously filed on December 18, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 445, and hereby incorporated by reference.
(p)(51)	Code of Ethics of Alpha Simplex Group, LLC previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(p)(52)	Code of Ethics of Probabilities Fund Management, LLC previously filed on October 11, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 542, and hereby incorporated by reference.
(p)(53)	Code of Ethics of American Assets Investment Management, LLC previously filed on December 23, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 571, and hereby incorporated by reference.
(p)(54)	Code of Ethics of Anchor Capital Management Group, Inc. previously filed on January 24, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.
(p)(55)	Code of Ethics of AthenaInvest Advisors LLC previously filed on April 15, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 697, and hereby incorporated by reference.
(p)(56)	Code of Ethics of Ladenburg Thalmann Asset Management, Inc. previously filed on June 26, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 725, and hereby incorporated by reference.
(p)(57)	Code of Ethics of Deer Park Road Management, previously filed on July 2, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,100, and hereby incorporated by reference.
(p)(58)	Code of Ethics of Whippoorwill Capital Management LP previously filed on July 28, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 729, and hereby incorporated by reference.
(p)(59)	Code of Ethics of Main Point Advisers, Inc. previously filed on January 28, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 797, and hereby incorporated by reference.
(p)(60)	Code of Ethics of Asset One, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(61)	Code of Ethics of Coe Capital Management, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(62)	Code of Ethics of Harvest Capital Strategies, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 807, and hereby incorporated by reference.
(p)(63)	Code of Ethics of Critical Math Advisors, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 808, and hereby incorporated by reference.

(p)(64)	Code of Ethics of Mariner Holdings, LLC previously filed on February 19, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 808, and hereby incorporated by reference.
(p)(65)	Code of Ethics of Horse Cove Partners, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(66)	Code of Ethics of MAST Capital Management, LLC previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(67)	Code of Ethics of Chilton Investment Company, LLC previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(68)	Code of Ethics of Convector Capital Management, LP previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(69)	Code of Ethics of Visium Asset Management, LP previously filed on April 29, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 821, and hereby incorporated by reference.
(p)(70)	Code of Ethics of Middleton Dickinson Capital Management, LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(71)	Code of Ethics of Cramer Rosenthal McGlynn LLC previously filed on June 6, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 836, and hereby incorporated by reference.
(p)(72)	Code of Ethics of Astor Investment Management, LLC previously filed on September 27, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 873, and hereby incorporated by reference.
(p)(73)	Code of Ethics of AlphaCore, LLC is previously filed on August 21, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,112, and hereby incorporated by reference.
(p)(74)	Code of Ethics of Clinton Retail Investment Management LLC previously filed on August 9, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 984, and hereby incorporated by reference.
(p)(75)	Code of Ethics of GSA Capital Partners LLP previously filed on August 17, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1,111, and hereby incorporated by reference.
(p)(76)	Code of Ethics of P/E Global LLC is previously filed on August 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 1203, and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors (NLD), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Foreside Distribution Services, L.P. (Foreside), its several officers and directors, and any person who controls Foreside within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which Foreside, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide Foreside with advertising or sales materials to be filed with the FINRA on a timely basis.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold ALPS Distributors, Inc. (ALPS), its several officers and directors, and any person who controls ALPS within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which ALPS, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide ALPS with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Services Agreement and ETF Fund Services Agreement with Ultimus Fund Services (UFS) provides that the Registrant agrees to indemnify and hold UFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (NLCS) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform

Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Biondo Investment Advisors, LLC, the Adviser to The Biondo Focus Fund- File No. 801 - 62775

Changing Parameters, LLC, the Adviser to Changing Parameters Fund -- File No. 801-63495

The Pacific Financial Group, LLC, the Adviser to PFG PIMCO Active Core Bond Strategy Fund, PFG American Funds Conservative Income Strategy, PFG American Funds Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund PFG Janus Henderson® Balanced Strategy, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund File No. 801 - 18151

Ocean Park Asset Management, LLC, the Adviser of Sierra Tactical All Asset Fund, Sierra Tactical Core Fund (formerly Sierra Strategic Income Fund), Sierra Tactical Municipal Fund, Sierra Tactical Bond Fund Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund, Sierra Tactical Risk Spectrum 70 Fund, Sierra Tactical Core Growth Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF – File No. 801- 68554

Toews Corporation, the Adviser of the Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Hedged Commodities Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF – File No. 801- 47765

BTS Asset Management, Inc., the Adviser of the BTS Tactical Fixed Income Fund, BTS Managed Income Fund and BTS Enhanced Equity Income Fund – File No.801-14895.

Astor Investment Management, LLC, Adviser of the Astor Dynamic Allocation Fund, Astor Sector Rotation Fund and Astor Macro Alternative Fund– File No. 801-60150.

13D Management, LLC, the Adviser of 13D Activist Fund – File No. 801-71577.

Altegris Advisors, L.L.C., the Adviser of Altegris Futures Evolution Strategy Fund, Altegris/AACA Opportunistic Real Estate Fund and Altegris/Crabel Multi-Strategy Fund – File No. 801- 71496.

Donoghue Forlines LLC, the Adviser of Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Risk Managed Income Fund– File No. 801-27959.

Transwestern Capital Advisors, LLC, the Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-67113.

Loomis, Sayles & Company, L.P., the Sub-Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-170.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Kevin P. Charleston Chairman, Chief Executive Officer, President and Director	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Natixis ETF Trust II 888 Boylston Street, Boston, MA 02199	Trustee
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee
	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited The Economist Plaza, 25 St. James’s Street, London, England SW1A 1 HA	Representative of Loomis Sayles as a corporate Director
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and President
	Loomis Sayles Investments Asia Pte. Ltd. 10 Collyer Quay #14-06, Ocean Financial Centre, Singapore 049315	Director
	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director, Chairman and President (2020 - 2022)
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager
Matthew J. Eagan Co-Head and Portfolio Manager, Full Discretion, and Director	None.	None.
Daniel J. Fuss Vice Chairman and Director	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Executive Vice President (2003 - 2021)
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Executive Vice President (2003 - 2021)
John R. Gidman Chief Operating Officer and Director	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director and Chief Executive Officer (2020 - 2022)
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
David L. Giunta Director	Natixis Investment Managers 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer, US
	Natixis Advisors, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer
	Compliance, Risk and Internal Control Committee (formerly known as Natixis Distribution Corporation) 888 Boylston Street, Boston, MA 02199	Chairman, President and Chief Executive Officer
	Natixis Distribution, LLC 888 Boylston Street, Boston, MA 02199	President and Chief Executive Officer
	Loomis Sayles Funds I 888 Boylston Street, Boston, MA 02199	Trustee and Executive Vice President
	Loomis Sayles Funds II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust I 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis Funds Trust IV 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis ETF Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Natixis ETF Trust II 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	Gateway Trust 888 Boylston Street, Boston, MA 02199	Trustee, President and Chief Executive Officer
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager
Aziz V. Hamzaogullari Chief Investment Officer, Growth Equity Strategies, Portfolio Manager and Director	None.	None.
Kinji Kato Director	Natixis Investment Managers Japan Ark Hills South Tower 8F 4-5, Roppongi 1-chome, Minato-ku Tokyo 106-0032 Japan	Honorary Chairman
Maurice Leger Head of Global Distribution and Director	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager
Richard G. Raczkowski Co-Head and Portfolio Manager, Relative Return, and Director	None.	None.

Name and Position with Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Rebecca O’Brien Radford General Counsel, Secretary and Director (1/1/23 to present); Deputy General Counsel (2021 to 2023)	Loomis Sayles Distributors, Inc. One Financial Center, Boston, MA 02111	Director
	Loomis Sayles Investments Limited The Economist Plaza, 25 St. James’s Street, London, England SW1A 1 HA	General Counsel and Secretary
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Secretary
	Loomis Sayles Operating Services, LLC, One Financial Center, Boston, MA 02111 (dissolved 12/20/22)	Director and Secretary (2020 - 2022)
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager and General Counsel
Susan L. Sieker Chief Financial Officer and Director	Loomis Sayles Investments Limited The Economist Plaza, 25 St. James’s Street, London, England SW1A 1 HA	Chief Financial Officer
	Loomis Sayles Trust Company, LLC One Financial Center, Boston, MA 02111	Manager and Chief Financial Officer
	NIM-os, LLC One Financial Center, Boston, MA 02111	Manager and Chief Financial Officer
Elaine M. Stokes Co-Head and Portfolio Manager, Full Discretion, and Director	None.	None.
David L. Waldman Deputy Chief Investment Officer (2013 to 2021), Chief Investment Officer (2021 to present) and Director	None.	None.

Clark Capital Management Group Inc., the Adviser of the Navigator Equity Hedged Fund, Navigator Tactical Fixed Income Fund, Navigator Ultra Short Bond Fund, Navigator Tactical U.S. Allocation Fund and Navigator Tactical Investment Grade Bond – File No. 801-28445.

Dearborn Capital Management, LLC, the Adviser of the Grant Park Multi-Alternative Strategies Fund – File No. 801-72068.

Princeton Fund Advisors, LLC, the Co-Advisor of Eagle MLP Strategy Fund and Adviser to Princeton Futures Strategy Fund, Deer Park Total Return Credit Fund, Princeton Premium Fund and Princeton Adaptive Premium Fund – File No. 801-72525.

Eagle Global Advisors, LLC, the Co-Advisor of Eagle MLP Strategy Fund – File No. 801-53294.

Deer Park Road Management, LP, Sub-Adviser of Deer Park Total Return Credit Fund – File No. 801-74577

American Assets Investment Management, LLC (DBA AACA), the Sub-Adviser of Altegris/AACA Opportunistic Real Estate Fund – File No. 801-65209

AthenaInvest Advisors LLC, the Adviser of Athena Behavioral Tactical Fund – File No. 801-69258.

Ladenburg Thalmann Asset Management, Inc., the Adviser of Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund – File No. 801-54909.

Horse Cove Partners LLC, the Sub-Adviser of Princeton Premium Fund – File No. 801-107577.

ITEM 32.

PRINCIPAL UNDERWRITER

(a)	Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Trust also acts as principal underwriter for the following:

Absolute Core Strategy ETF, Advisor One Funds, Arrow ETF Trust, DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, Arrow DWA Country Rotation ETF, Arrow ETF Trust, Ballast Small/Mid Cap ETF, Boyar Value Fund Inc., Copeland Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, New Age Alpha Trust, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, PREDEX, Princeton Private Investment Access Fund, The North Country Funds, The Saratoga Advantage Trust, Tributary Funds, Inc., Two Roads Shared Trust, and Uncommon Investment Funds Trust.

Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Active Weighting Funds ETF Trust
4.	AdvisorShares Trust
5.	AmericaFirst Quantitative Funds
6.	American Century ETF Trust
7.	ARK ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Brinker Capital Destinations Trust
14.	Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series
15.	Center Coast MLP & Infrastructure Fund
16.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
17.	Context Capital Funds
18.	CornerCap Group of Funds
19.	Davis Fundamental ETF Trust
20.	Direxion Shares ETF Trust
21.	Eaton Vance NextShares Trust
22.	Eaton Vance NextShares Trust II
23.	EIP Investment Trust
24.	Elkhorn ETF Trust
25.	EntrepreneurShares Series Trust
26.	Evanston Alternative Opportunities Fund
27.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
28.	FEG Absolute Access Fund I LLC
29.	Fiera Capital Series Trust
30.	FlexShares Trust
31.	Forum Funds
32.	Forum Funds II

33.	FQF Trust
34.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
35.	GraniteShares ETF Trust
36.	Guinness Atkinson Funds
37.	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
38.	Infinity Core Alternative Fund
39.	Innovator IBD® 50 ETF, Series of Innovator ETFs Trust
40.	Innovator IBD® ETF Leaders ETF, Series of Innovator ETFs Trust
41.	Ironwood Institutional Multi-Strategy Fund LLC
42.	Ironwood Multi-Strategy Fund LLC
43.	John Hancock Exchange-Traded Fund Trust
44.	Manor Investment Funds
45.	Miller/Howard Funds Trust
46.	Miller/Howard High Income Equity Fund
47.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
48.	MProved Systematic Long-Short Fund, Series Portfolios Trust
49.	Mproved Systematic Merger Arbitrage Fund, Series Portfolios Trust
50.	Mproved Systematic Multi-Strategy Fund, Series Portfolios Trust
51.	NYSE® Pickens Oil Response™ ETF, Series of ETF Series Solutions
52.	OSI ETF Trust
53.	Palmer Square Opportunistic Income Fund
54.	Partners Group Private Income Opportunities, LLC
55.	PENN Capital Funds Trust
56.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
57.	Pine Grove Alternative Institutional Fund
58.	Plan Investment Fund, Inc.
59.	PMC Funds, Series of Trust for Professional Managers
60.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
61.	Quaker Investment Trust
62.	Ranger Funds Investment Trust
63.	Renaissance Capital Greenwich Funds
64.	RMB Investors Trust (f/k/a Burnham Investors Trust)
65.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
66.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
67.	Salient MF Trust
68.	SharesPost 100 Fund
69.	Sound Shore Fund, Inc.
70.	Steben Alternative Investment Funds
71.	Steben Select Multi-Strategy Fund
72.	Strategy Shares
73.	The 504 Fund (f/k/a The Pennant 504 Fund)
74.	The Chartwell Funds
75.	The Community Development Fund
76.	The Relative Value Fund
77.	Third Avenue Trust
78.	Third Avenue Variable Series Trust
79.	TIFF Investment Program
80.	Transamerica ETF Trust
81.	U.S. Global Investors Funds
82.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
83.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

84.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
85.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
86.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
87.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
88.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
89.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
90.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
91.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
92.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
93.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
94.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
95.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
96.	Vivaldi Opportunities Fund
97.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
98.	Wintergreen Fund, Inc.
99.	WisdomTree Trust
100.	WST Investment Trust

ALPS Distributors, Inc. acts as the distributor for the 13D Activist Fund, a series of the Trust and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474. NLD is an affiliate of Ultimus Fund Services, LLC. To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Kevin Guerette	President	None
David James	Manager	None
Stephen Preston	Treasurer, Chief Compliance Officer, Financial Operations Principal and AML Compliance Officer	None
William J. Strait	Manager, Secretary, and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None

(c) Not Applicable. No underwriting commissions are paid in connection with the sale of Registrant’s Shares.

Foreside Distribution Services, LP is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The following are the Officers of the Distributor:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

ALPS Distributors, Inc. is registered with the Securities and Exchange Commission as a broker dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal address of ALPS is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Gary Ross	Vice President, Director of Sales	None
Erin D. Nelson	Vice President, Assistant General Counsel	None

JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer T. Welsh	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

( c ) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to Changing Parameters Fund, Navigator Equity Hedged Fund, Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond, Navigator Tactical U.S. Allocation Fund Navigator Ultra Short Bond Fund, PFG PIMCO Active Core Bond Strategy Fund, PFG American Funds Conservative Income Strategy, PFG American Funds Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Janus Henderson® Balanced Strategy, PFG Invesco® Equity Factor Rotation Strategy Fund PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund pursuant to a Custody Agreement between BONY and the Trust.

U.S. Bank, National Association, 60 Livingston Avenue, St. Paul, Minnesota 55107 (“USB”), provides custodian services to the Biondo Focus Fund, Princeton Premium Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Risk Managed Income Fund, TransWestern Institutional Short Duration Government Bond Fund, 13D Activist Fund, Eagle MLP Strategy Fund, BTS Tactical Fixed Income Fund, Astor Macro Alternative Fund, Astor Dynamic Allocation Fund, Astor Sector Rotation Fund, Athena Behavioral Tactical Fund, Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund, Ladenburg

Income Fund, BTS Managed Income Fund, Sierra Tactical All Asset Fund, Sierra Tactical Core Fund, Sierra Tactical Municipal Fund, Sierra Tactical Bond Fund, Princeton Adaptive Premium Fund, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund, Sierra Tactical Risk Spectrum 70 Fund, Sierra Tactical Core Growth Fund, BTS Enhanced Equity Income Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF pursuant to a Custody Agreement between USB and the Trust.

Fifth Third Bank (“Fifth Third”), 38 Fountain Square Plaza Cincinnati, Ohio 45263, provides custodian services to Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Hedged Commodities Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF pursuant to a Custody Agreement between Fifth Third and the Trust.

JPMorgan Chase Bank (“JPMorgan”), 270 Park Avenue, New York, NY 10017, provides custodian services to Altegris Futures Evolution Strategy Fund, Altegris/AACA Opportunistic Real Estate Fund and Altegris/Crabel Multi-Strategy Fund pursuant to a Custody Agreement between JPMorgan and the Trust.

Brown Brothers Harriman & Co. (“BBH”), 50 Post Office Square, Boston, Massachusetts 02110, provides custodian and transfer agency services to Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF pursuant to a Custody Agreement between BBH and the Trust.

Ultimus Fund Services, LLC (“UFS”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska  68022-3474, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between UFS and the Trust.  In such capacities, UFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  UFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, serves as principal underwriter for all series of Northern Lights Fund Trust, 13D Activist Fund, TransWestern Institutional Short Duration Government Bond Fund and Princeton Futures Strategy Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Distribution Services, LP, located at Three Canal Plaza, Suite 100, Portland, ME 04101, serves as principal underwriter for Princeton Futures Strategy Fund and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

ALPS Distribution Services, Inc., located at 1209 Broadway, Suite 1100, Denver, CO 80203, serves as principal underwriter for 13D Activist Fund and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Biondo Investment Advisors, LLC, located at 544 Routes 6 & 209, PO Box 909, Milford, Pennsylvania 18337, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Biondo Focus Fund.

Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Changing Parameters Fund.

The Pacific Financial Group, LLC, located at 10900 NE 8th Street, Suite 1523, Bellevue, WA 98004, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to PFG PIMCO Active Core Bond Strategy Fund, PFG American Funds Conservative Income Strategy, PFG American Funds Growth Strategy Fund, PFG BNY Mellon® Diversifier Strategy Fund, PFG BR Target Allocation Equity Strategy Fund, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund, PFG Janus Henderson® Balanced Strategy, PFG JP Morgan® Tactical Aggressive Strategy Fund, PFG Invesco® Equity Factor Rotation Strategy Fund PFG JP Morgan® Tactical Moderate Strategy Fund, PFG Meeder Tactical Strategy Fund, PFG MFS® Aggressive Growth Strategy Fund, PFG Tactical Income Strategy Fund, PFG Global Equity Index Strategy Fund, PFG US Equity Index Strategy Fund, and PFG Growth Strategy Fund.

Ocean Park Asset Management, LLC, located at 3420 Ocean Park Boulevard, Santa Monica, CA  90405, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Sierra Tactical All Asset Fund, Sierra Tactical Core Growth Fund, Sierra Tactical Core Fund, Sierra Tactical Municipal Fund, Sierra Tactical Bond Fund, Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund, Sierra Tactical Risk Spectrum 70 Fund, Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF.

Toews Corporation, Cornerstone Commerce Center, 1201 New Road, Suite 111, Linwood, NJ  08221, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Hedged Commodities Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, Agility Shares Dynamic Tactical Income ETF and Agility Shares Managed Risk Equity ETF.

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA  02420, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the BTS Tactical Fixed Income Fund, BTS Managed Income Fund and BTS Enhanced Equity Income Fund.

Astor Investment Management LLC., located at 111 S. Wacker Drive, Suite 3950, Chicago, IL 60606, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund.

Princeton Fund Advisors, LLC, 1125 17th Street, Suite 1400, Denver, CO 80202, pursuant to certain Investment Advisory Agreements with the Trust, maintains all records required pursuant to such agreement with respect to the Eagle MLP Strategy Fund, Athena Behavioral Tactical Fund, Deer Park Total Return Credit Fund, Princeton Premium Fund and Princeton Adaptive Premium Fund.

13D Management, LLC, 200 East 61 Street, Suite 17C, New York, NY 10065, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the 13D Activist Fund.

Altegris Advisors, L.L.C., 1200 Prospect Street, Suite 400, La Jolla, CA 92037, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Altegris Futures Evolution Strategy Fund, Altegris/AACA Opportunistic Real Estate Fund and Altegris/Crabel Multi-Strategy Fund.

Donoghue Forlines LLC, 629 Washington Street, Norwood, MA 02062 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Risk Managed Income Fund.

TransWestern Capital Advisors, LLC, 1743 Wazee Street, Suite 250, Denver, CO 80202, pursuant to the Investment Advisory Agreement with the Trust and as the distributor for such fund, maintains all records required pursuant to such agreement and Master Distribution and Shareholder Servicing Agreement adopted pursuant to Rule 12b-1 under the 1940 Act with respect to the TransWestern Institutional Short Duration Government Bond Fund.

Loomis, Sayles & Company, L.P., One Financial Center, Boston, MA 02111, pursuant to a Sub- Advisory Agreement, maintains all records required pursuant to such agreement with respect to the TransWestern Institutional Short Duration Government Bond Fund.

Clark Capital Management Group, Inc., 1650 Market Street, 53rd Floor, Philadelphia, Pennsylvania 19103 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Navigator Equity Hedged Fund, Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond, Navigator Tactical U.S. Allocation Fund and Navigator Ultra Short Bond Fund.

Dearborn Capital Management, LLC, 626 W. Jackson Street, Chicago, IL 60661 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Grant Park Multi-Alternative Strategies Fund.

Eagle Global Advisors, LLC, 5847 San Felipe, Suite 930, Houston TX 77057, pursuant to a Co-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Eagle MLP Strategy Fund.

Deer Park Road Management, LP, 1865 Ski Time Square, Steamboat Springs, CO 80477 pursuant to certain Sub-Advisory Agreements, maintains all records required pursuant to such agreement with respect to the Deer Park Total Return Credit Fund.

American Assets Investment Management, LLC (dba AACA), 11455 El Camino Real, Suite 140, San Diego, CA 92130, pursuant to the Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Altegris/AACA Opportunistic Real Estate Long Short Fund.

AthenaInvest Advisors LLC 5340 S. Quebec Street, Suite 365-N, Greenwood Village, CO 80111, pursuant to an Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Athena Behavioral Tactical Fund.

Ladenburg Thalmann Asset Management, Inc. 507 Lexington Avenue, 11th Floor, New York, NY 10022, pursuant to an Advisory Agreement, will maintain all records required pursuant to such agreement with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund.

Horse Cove Partners LLC, 1899 Powers Ferry Road SE, Suite 120, Atlanta, GA 30339, pursuant to a Sub-Advisory Agreement, maintains all records required pursuant to such agreement with respect to the Princeton Premium Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1454 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 15th of April 2024.

NORTHERN LIGHTS FUND TRUST

(Registrant)

By:/s/ Kevin Wolf

Kevin Wolf*

President and Principal Executive Officer

Pursuant to the Securities Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Northern Lights Fund Trust

John V. Palancia*	Trustee	April 15, 2024
Gary Lanzen*	Trustee	April 15, 2024
Anthony Hertl*	Trustee & Chairman	April 15, 2024
Mark Taylor*	Trustee	April 15, 2024
Mark D. Gersten*	Trustee	April 15, 2024
Mark Garbin*	Trustee	April 15, 2024
Jim Colantino*	Treasurer, Chief Accounting Officer and Chief Financial Officer	April 15, 2024
Kevin Wolf	President and Principal Executive Officer	April 15, 2024

By:                                     Date:

/s/ Kevin Wolf                     April 15, 2024

Kevin Wolf, President

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012, September 27, 2013, September 1, 2016, June 30, 2017 and September 1, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, No. 346, No. 535, No. 862, No. 981 and No. 1,001 respectively, which are hereby incorporated by reference.